UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

December 31, 2014

Gateway Fund

Portfolio Review page  1

Portfolio of Investments page 7

Financial Statements page  18

Notes to Financial Statements page 24

GATEWAY FUND

Managers	Symbols
Michael T. Buckius, CFA®	Class A GATEX
Paul R. Stewart, CFA®	Class C GTECX
Kenneth H. Toft, CFA®	Class Y GTEYX
Gateway Investment Advisers, LLC

Objective

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Market Conditions

Over the 12-month period ended December 31, 2014, central bank policy and geopolitical tensions were front and center, but the equity market was driven higher by a positive backdrop of an improving U.S. economy and strong corporate earnings. Anxiety regarding central bank policy and geopolitical events contributed to market choppiness with the S&P 500® Index experiencing five brief but sharp pullbacks with losses ranging from 3.85% to 7.28%. Most of the S&P 500® Index’s return came after October 15th as the 7.28% decline from September 18th to October 15th brought the year-to-date return to just 2.40%. From October 15th to year-end, the S&P 500® Index advanced 11.03%.

Volatility was low in the equity and equity index option markets. For the year, the S&P 500® Index showed a standard deviation, a traditional measure of volatility, of 11.56%, less than its historical average of 14.43% from 1988 to 2014. Equity index option market volatility for 2014, as measured by the Chicago Board Options Exchange Volatility Index (the “VIX”), averaged just 14.17 while falling as low as 10.32 and spending little time above its long-term average of 20. The VIX was relatively elevated in the fourth quarter, with two spikes into the 20s and a quarter average of 16.07.

Performance Results

For the 12 months ended December 31, 2014, Class A shares of Gateway Fund returned 3.33% at net asset value. The S&P 500® Index returned 13.69%.

Explanation of Fund Performance

Gateway Fund seeks to generate returns by writing at-the-money index call options, which substitute a less variable option premium for market price appreciation, and uses some of the cash flow to mitigate price declines in the portfolio by purchasing out-of-the-money index put options. Though collecting premiums from writing index call options will allow the fund to generate a return when the index advances, call option positions that expire or are closed out when the index is well above the option’s strike price may generate realized losses. As such, most of the realized losses from index call options occurred during the sharp index advances of the second and fourth quarters. An index option is described as being at-the-money when the price of the underlying index is the same as the option’s strike price. Additionally, an index put option is described as being out-of-the money when the price of the underlying index is above the put option’s strike price.

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Equity market choppiness combined with below-average VIX levels created challenges for the Fund’s strategy in 2014. Low VIX levels meant less return-generating call premium income was available during periods of market advance, while the periodic market losses were at times large enough to erase a significant portion of the Fund’s year-to-date return despite the downside protection provided by the strategy. For example, during the September to October market decline, the Fund lost 3.43%, which was 3.85 percentage points less than the loss of the S&P 500® Index. However, the Fund’s loss brought its year-to-date return through October 15th to 0.13%. From that point until year-end, the Fund returned 3.19%, a return level consistent with the amount of cashflow available to the strategy in a slightly elevated implied volatility environment, but significantly below the above-average rate of return experienced by the equity market.

Consistent with its objective, the measured risk of the Fund was low relative to the S&P 500® Index, as its standard deviation for 2014 was 5.25%, versus 11.56% for the Index.

Outlook

Looking ahead to the coming year, we anticipate a mix of opportunity and risk. There is meaningful potential for both implied and realized volatility to increase driven by market concern regarding: the Federal Reserve’s moves to normalize monetary policy and raise interest rates; de-synchronization of policies across the world’s central banks with a restrictive Federal Reserve as the most likely outlier, and ongoing geopolitical risks including both Russia and the Middle East.

In the absence of a significant downside event, higher market volatility does not preclude attractive equity returns given reasonable market valuations and continuing domestic economic improvement. In contrast to favorable scenarios for equity market returns, investors appear unlikely to experience attractive returns from fixed-income investments, particularly the high-quality variety, given the very low interest rates.

A sixth straight calendar year of positive returns for most broad market equity indexes and the absence of a 10% correction in the S&P 500® Index since 2011 may be allowing an increasingly large swath of the populace to be comfortable investing in equities. In light of these factors, Gateway’s investment management team continues to maintain a market-agnostic posture, seeking to benefit from return-generating index call option premiums while using index put options to mitigate severe market declines that occur over a short period of time. As investors become more sensitive to the rewards of risk management, we believe they may develop a greater appreciation for the way in which the Fund’s low volatility equity profile aligns with their long-term objectives.

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GATEWAY FUND

Growth of $10,000 Investment in Class A Shares1,5

December 31, 2004 through December 31, 2014

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Average Annual Total Returns — December 31, 20145

	1 Year	5 Years	10 Years

Class A (Inception 12/07/1977)[1]
NAV	3.33%	4.79%	3.73%
With 5.75% Maximum Sales Charge	-2.62	3.56	3.12

Class C (Inception 2/19/2008)[1]
NAV	2.58	4.00	2.95
With CDSC[2]	1.58	4.00	2.95

Class Y (Inception 2/19/2008)[1]
NAV	3.58	5.05	3.90

COMPARATIVE PERFORMANCE
S&P 500® Index[3]	13.69	15.45	7.67
Barclays U.S. Aggregate Bond Index[4]	5.97	4.45	4.71

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	As of the close of business on February 15 , 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust. The Fund is the successor to the Predecessor Fund. Prior to 2/15/08 performance of Class A shares is that of the Predecessor Fund, restated to reflect the sales load of Class A shares. Prior to the inception of Class C shares (2/19/08), performance is that of the Predecessor Fund, restated to reflect the higher net expenses and sales loads of Class C shares. Prior to the inception of Class Y shares (2/19/08), performance is that of the Predecessor Fund.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

4	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Fund is actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-months ended June 30, 2014 is available from the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from July 1, 2014 through December 31, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 7/1/14	ENDING ACCOUNT VALUE 12/31/14	EXPENSES PAID DURING PERIOD* 7/1/14 – 12/31/14
Class A
Actual	$1,000.00	$1,009.00	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79
Class C
Actual	$1,000.00	$1,005.40	$8.59
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64
Class Y
Actual	$1,000.00	$1,010.40	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70% and 0.70% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of December 31, 2014

Gateway Fund

Shares	Description	Value (†)
Common Stocks — 99.2% of Net Assets
	Aerospace & Defense — 2.2%
372,192	Boeing Co. (The)(b)	$48,377,516
520,523	Honeywell International, Inc.(b)	52,010,658
274,963	Raytheon Co.(b)	29,742,748
421,225	United Technologies Corp.(b)	48,440,875

		178,571,797

	Air Freight & Logistics — 0.8%
571,206	United Parcel Service, Inc., Class B(b)	63,500,971

	Airlines — 0.3%
239,865	American Airlines Group, Inc.(b)	12,863,960
204,317	United Continental Holdings, Inc.(b)(c)	13,666,764

		26,530,724

	Auto Components — 0.3%
179,442	Cooper Tire & Rubber Co.(b)	6,217,665
169,820	TRW Automotive Holdings Corp.(b)(c)	17,465,987

		23,683,652

	Automobiles — 0.5%
2,101,689	Ford Motor Co.(b)	32,576,179
26,631	Tesla Motors, Inc.(c)(d)	5,923,001

		38,499,180

	Banks — 5.8%
287,346	Associated Banc-Corp(b)	5,353,256
4,972,402	Bank of America Corp.(b)	88,956,272
1,496,767	Citigroup, Inc.(b)	80,990,062
86,171	FirstMerit Corp.	1,627,770
1,706,024	JPMorgan Chase & Co.(b)	106,762,982
110,540	Old National Bancorp	1,644,835
1,207,665	U.S. Bancorp(b)	54,284,542
2,439,088	Wells Fargo & Co.(b)	133,710,804

		473,330,523

	Beverages — 2.3%
1,941,819	Coca-Cola Co. (The)(b)	81,983,598
137,031	Monster Beverage Corp.(b)(c)	14,847,309
918,488	PepsiCo, Inc.(b)	86,852,225

		183,683,132

	Biotechnology — 3.3%
114,499	Alexion Pharmaceuticals, Inc.(b)(c)	21,185,750
393,369	Amgen, Inc.(d)	62,659,748
122,646	Biogen Idec, Inc.(b)(c)	41,632,184
452,822	Celgene Corp.(c)(d)	50,652,669
786,923	Gilead Sciences, Inc.(b)(c)	74,175,362
137,421	Vertex Pharmaceuticals, Inc.(c)(d)	16,325,615

		266,631,328

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2014

Gateway Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — 2.2%
90,315	Affiliated Managers Group, Inc.(b)(c)	$19,168,456
976,184	Charles Schwab Corp. (The)(b)	29,470,995
323,178	Eaton Vance Corp.(d)	13,227,675
224,679	Goldman Sachs Group, Inc. (The)(b)	43,549,530
348,228	Legg Mason, Inc.(b)	18,584,928
894,591	Morgan Stanley(d)	34,710,131
354,087	TD Ameritrade Holding Corp.(b)	12,669,233
135,291	Waddell & Reed Financial, Inc., Class A(b)	6,740,198

		178,121,146

	Chemicals — 2.2%
674,712	Dow Chemical Co. (The)(b)	30,773,614
584,976	E.I. du Pont de Nemours & Co.(b)	43,253,125
213,613	Eastman Chemical Co.(b)	16,204,682
308,627	LyondellBasell Industries NV, Class A(b)	24,501,898
332,136	Monsanto Co.(b)	39,680,288
296,071	Olin Corp.(d)	6,741,537
111,573	Potash Corp. of Saskatchewan, Inc.(b)	3,940,758
357,569	RPM International, Inc.(b)	18,132,324

		183,228,226

	Commercial Services & Supplies — 0.7%
163,755	ADT Corp. (The)(b)	5,932,844
10,140	R.R. Donnelley & Sons Co.	170,403
591,916	Tyco International PLC(b)	25,961,436
451,602	Waste Management, Inc.(b)	23,176,214

		55,240,897

	Communications Equipment — 1.8%
2,470,813	Cisco Systems, Inc.(b)	68,725,664
238,994	Motorola Solutions, Inc.(b)	16,031,717
821,959	QUALCOMM, Inc.(b)	61,096,212
65,068	Telefonaktiebolaget LM Ericsson, Sponsored ADR	787,323

		146,640,916

	Consumer Finance — 1.0%
571,384	American Express Co.(b)	53,161,568
413,525	Discover Financial Services(b)	27,081,752

		80,243,320

	Containers & Packaging — 0.4%
205,641	Avery Dennison Corp.(b)	10,668,655
401,958	MeadWestvaco Corp.(b)	17,842,916
116,207	Sonoco Products Co.(b)	5,078,246

		33,589,817

	Distributors — 0.3%
257,573	Genuine Parts Co.(b)	27,449,555

	Diversified Financial Services — 2.4%
1,043,489	Berkshire Hathaway, Inc., Class B(b)(c)	156,679,873

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2014

Gateway Fund – (continued)

Shares	Description	Value (†)
	Diversified Financial Services — (continued)
246,268	CME Group, Inc.(b)	$21,831,658
129,451	FNFV Group(c)	2,037,559
83,571	IntercontinentalExchange, Inc.(b)	18,326,285

		198,875,375

	Diversified Telecommunication Services — 1.9%
1,909,979	AT&T, Inc.(b)	64,156,195
911,718	Frontier Communications Corp.(b)	6,081,159
1,810,658	Verizon Communications, Inc.(b)	84,702,581

		154,939,935

	Electric Utilities — 1.5%
568,271	American Electric Power Co., Inc.(b)	34,505,415
641,648	Duke Energy Corp.(d)	53,603,274
96,946	Hawaiian Electric Industries, Inc.	3,245,752
446,651	OGE Energy Corp.(b)	15,847,178
465,698	Pepco Holdings, Inc.(b)	12,541,247

		119,742,866

	Electrical Equipment — 0.8%
317,339	Eaton Corp. PLC(d)	21,566,358
487,717	Emerson Electric Co.(b)	30,106,770
94,173	Hubbell, Inc., Class B(b)	10,060,502

		61,733,630

	Electronic Equipment, Instruments & Components — 0.5%
888,449	Corning, Inc.(b)	20,372,135
271,907	TE Connectivity Ltd.(b)	17,198,118

		37,570,253

	Energy Equipment & Services — 1.6%
374,074	Baker Hughes, Inc.(b)	20,974,329
16,332	CARBO Ceramics, Inc.	654,097
122,633	Diamond Offshore Drilling, Inc.(d)	4,501,857
749,817	Halliburton Co.(d)	29,490,303
256,665	Patterson-UTI Energy, Inc.(b)	4,258,072
847,306	Schlumberger Ltd.(b)	72,368,406
70,727	Seventy Seven Energy, Inc.(c)	382,633

		132,629,697

	Food & Staples Retailing — 2.3%
820,029	CVS Health Corp.(b)	78,976,993
806,303	Wal-Mart Stores, Inc.(b)	69,245,302
554,853	Walgreens Boots Alliance, Inc.(b)	42,279,798

		190,502,093

	Food Products — 1.2%
532,993	ConAgra Foods, Inc.(b)	19,336,986
505,307	Kraft Foods Group, Inc.(b)	31,662,537
1,259,935	Mondelez International, Inc., Class A(b)	45,767,139

		96,766,662

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2014

Gateway Fund – (continued)

Shares	Description	Value (†)
	Gas Utilities — 0.3%
81,319	AGL Resources, Inc.(d)	$4,432,699
135,628	National Fuel Gas Co.(b)	9,430,215
44,602	ONE Gas, Inc.	1,838,494
116,150	WGL Holdings, Inc.(b)	6,344,113

		22,045,521

	Health Care Equipment & Supplies — 2.3%
953,531	Abbott Laboratories(b)	42,927,966
343,949	Baxter International, Inc.(b)	25,208,022
1,326,454	Boston Scientific Corp.(b)(c)	17,575,515
352,739	Covidien PLC(b)	36,078,145
23,200	Intuitive Surgical, Inc.(b)(c)	12,271,408
683,459	Medtronic, Inc.(b)	49,345,740

		183,406,796

	Health Care Providers & Services — 2.4%
322,863	Aetna, Inc.(b)	28,679,920
166,500	Anthem, Inc.(b)	20,924,055
467,008	Express Scripts Holding Co.(c)(d)	39,541,567
163,629	HCA Holdings, Inc.(c)(d)	12,008,732
154,641	Patterson Cos., Inc.(d)	7,438,232
163,767	Quest Diagnostics, Inc.(d)	10,982,215
557,405	UnitedHealth Group, Inc.(d)	56,348,072
149,076	Universal Health Services, Inc., Class B(b)	16,586,196

		192,508,989

	Hotels, Restaurants & Leisure — 1.1%
254,458	International Game Technology(b)	4,389,401
82,531	Las Vegas Sands Corp.(b)	4,800,003
656,926	McDonald’s Corp.(b)	61,553,966
110,718	Melco Crown Entertainment Ltd., Sponsored ADR(d)	2,812,237
547,003	MGM Resorts International(c)(d)	11,694,924
69,749	Restaurant Brands International, Inc.(c)	2,723,005
470,099	Wendy’s Co. (The)	4,244,994

		92,218,530

	Household Durables — 0.9%
499,849	Leggett & Platt, Inc.(b)	21,298,566
553,591	Newell Rubbermaid, Inc.(b)	21,086,281
341,785	Toll Brothers, Inc.(b)(c)	11,712,972
40,612	Tupperware Brands Corp.(b)	2,558,556
78,777	Whirlpool Corp.(b)	15,262,256

		71,918,631

	Household Products — 2.1%
536,232	Colgate-Palmolive Co.(d)	37,101,892
218,760	Kimberly-Clark Corp.(b)	25,275,531
1,213,482	Procter & Gamble Co. (The)(b)	110,536,075

		172,913,498

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2014

Gateway Fund – (continued)

Shares	Description	Value (†)
	Industrial Conglomerates — 2.2%
455,525	3M Co.(d)	$74,851,868
4,086,192	General Electric Co.(b)	103,258,072

		178,109,940

	Insurance — 3.0%
247,214	Aflac, Inc.(b)	15,102,303
463,021	Allstate Corp. (The)(b)	32,527,225
728,707	American International Group, Inc.(d)	40,814,879
251,380	Aon PLC(b)	23,838,365
226,174	Arthur J. Gallagher & Co.(b)	10,648,272
269,383	FNF Group(d)	9,280,244
360,066	Lincoln National Corp.(b)	20,765,006
660,202	Marsh & McLennan Cos., Inc.(b)	37,789,963
372,374	Principal Financial Group, Inc.(b)	19,341,106
230,307	Travelers Cos., Inc. (The)(b)	24,377,996
264,626	XL Group PLC(b)	9,095,196

		243,580,555

	Internet & Catalog Retail — 1.2%
193,753	Amazon.com, Inc.(b)(c)	60,131,244
21,643	Lands’ End, Inc.(c)	1,167,856
30,519	Priceline Group, Inc. (The)(b)(c)	34,798,069

		96,097,169

	Internet Software & Services — 3.9%
197,190	Akamai Technologies, Inc.(b)(c)	12,415,083
26,060	Baidu, Inc., Sponsored ADR(b)(c)	5,940,898
591,934	eBay, Inc.(b)(c)	33,219,336
993,541	Facebook, Inc., Class A(b)(c)	77,516,069
157,770	Google, Inc., Class A(b)(c)	83,722,228
114,373	Google, Inc., Class C(b)(c)	60,205,947
23,440	LinkedIn Corp., Class A(b)(c)	5,384,403
236,066	VeriSign, Inc.(b)(c)	13,455,762
541,781	Yahoo!, Inc.(c)(d)	27,365,358

		319,225,084

	IT Services — 3.2%
515,662	Automatic Data Processing, Inc.(b)	42,990,741
222,366	Broadridge Financial Solutions, Inc.(b)	10,268,862
448,442	Cognizant Technology Solutions Corp., Class A(b)(c)	23,614,956
351,538	Fidelity National Information Services, Inc.(b)	21,865,664
396,793	International Business Machines Corp.(b)	63,661,469
479,903	Paychex, Inc.(b)	22,157,121
263,022	Visa, Inc., Class A(b)	68,964,368
570,921	Western Union Co. (The)(b)	10,225,195

		263,748,376

	Leisure Products — 0.1%
387,306	Mattel, Inc.(b)	11,985,184

See accompanying notes to financial statements.

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Portfolio of Investments – as of December 31, 2014

Gateway Fund – (continued)

Shares	Description	Value (†)
	Life Sciences Tools & Services — 0.1%
33,387	Illumina, Inc.(c)(d)	$6,162,573

	Machinery — 2.1%
383,662	Caterpillar, Inc.(b)	35,116,583
176,963	Cummins, Inc.(b)	25,512,756
210,570	Deere & Co.(b)	18,629,128
179,724	Parker Hannifin Corp.(b)	23,175,410
212,192	Pentair PLC(b)	14,093,793
147,037	Snap-on, Inc.(b)	20,105,839
97,611	SPX Corp.(b)	8,386,737
224,808	Stanley Black & Decker, Inc.(b)	21,599,552
121,002	Timken Co. (The)(d)	5,164,365

		171,784,163

	Media — 3.7%
1,415,214	Comcast Corp., Class A(b)	82,096,564
102,277	Liberty Global PLC, Class A(b)(c)	5,134,817
76,955	Liberty Global PLC, Series C(b)(c)	3,717,696
287,542	News Corp., Class B(c)(d)	4,336,133
321,456	Omnicom Group, Inc.(b)	24,903,196
2,945,723	Sirius XM Holdings, Inc.(c)(d)	10,310,031
191,119	Time Warner Cable, Inc.(b)	29,061,555
538,543	Time Warner, Inc.(b)	46,002,343
105,905	Time, Inc.	2,606,322
1,003,530	Walt Disney Co. (The)(b)	94,522,491

		302,691,148

	Metals & Mining — 0.6%
616,318	Freeport-McMoRan, Inc.(b)	14,397,189
393,609	Nucor Corp.(b)	19,306,521
159,367	Southern Copper Corp.(d)	4,494,149
479,473	Steel Dynamics, Inc.(b)	9,464,797
59,633	TimkenSteel Corp.	2,208,210
86,151	Worthington Industries, Inc.	2,592,284

		52,463,150

	Multi-Utilities — 1.5%
574,960	Ameren Corp.(b)	26,522,905
902,825	CenterPoint Energy, Inc.(b)	21,153,190
505,467	Consolidated Edison, Inc.(d)	33,365,877
129,514	Integrys Energy Group, Inc.(d)	10,082,665
792,740	Public Service Enterprise Group, Inc.(b)	32,827,363

		123,952,000

	Multiline Retail — 0.9%
311,717	Macy’s, Inc.(b)	20,495,393
279,529	Nordstrom, Inc.(b)	22,191,807
58,617	Sears Holdings Corp.(c)	1,933,188
342,103	Target Corp.(b)	25,969,039

		70,589,427

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of December 31, 2014

Gateway Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 6.7%
213,950	California Resources Corp.(c)	$1,178,865
226,379	Cheniere Energy, Inc.(b)(c)	15,937,082
1,009,636	Chevron Corp.(b)	113,260,966
194,954	Concho Resources, Inc.(b)(c)	19,446,661
909,384	ConocoPhillips(b)	62,802,059
403,701	CONSOL Energy, Inc.(b)	13,649,131
433,886	Continental Resources, Inc.(b)(c)	16,643,867
2,003,418	Exxon Mobil Corp.(b)	185,215,994
177,911	Gulfport Energy Corp.(c)(d)	7,426,005
534,875	Occidental Petroleum Corp.(b)	43,116,274
252,722	ONEOK, Inc.(b)	12,583,028
520,579	Phillips 66(b)	37,325,514
602,120	Southwestern Energy Co.(b)(c)	16,431,855
36,318	Statoil ASA, Sponsored ADR	639,560

		545,656,861

	Personal Products — 0.0%
42,970	Herbalife Ltd.	1,619,969

	Pharmaceuticals — 6.1%
826,662	AbbVie, Inc.(b)	54,096,761
161,856	Actavis PLC(b)(c)	41,663,353
877,680	Bristol-Myers Squibb Co.(b)	51,809,450
590,932	Eli Lilly & Co.(b)	40,768,399
17,697	GlaxoSmithKline PLC, Sponsored ADR(b)	756,370
1,327,433	Johnson & Johnson(b)	138,809,669
1,374,566	Merck & Co., Inc.(b)	78,061,603
2,896,610	Pfizer, Inc.(b)	90,229,402

		496,195,007

	Professional Services — 0.1%
78,180	Dun & Bradstreet Corp. (The)(d)	9,456,653

	REITs – Diversified — 0.5%
1,275,033	Duke Realty Corp.(b)	25,755,667
436,169	Liberty Property Trust(b)	16,413,039

		42,168,706

	REITs – Health Care — 0.7%
139,512	Healthcare Realty Trust, Inc.(b)	3,811,468
725,315	Senior Housing Properties Trust(d)	16,036,715
502,286	Ventas, Inc.(d)	36,013,906

		55,862,089

	REITs – Mortgage — 0.4%
637,928	American Capital Agency Corp.(b)	13,925,968
1,071,072	Annaly Capital Management, Inc.(b)	11,578,289
296,730	Hatteras Financial Corp.(b)	5,468,734

		30,972,991

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of December 31, 2014

Gateway Fund – (continued)

Shares	Description	Value (†)
	REITs – Office Property — 0.1%
383,149	Mack-Cali Realty Corp.(b)	$7,302,820

	Road & Rail — 0.9%
139,086	Avis Budget Group, Inc.(b)(c)	9,225,574
60,437	Canadian Pacific Railway Ltd.(b)	11,645,606
1,241,580	CSX Corp.(b)	44,982,443
266,366	Hertz Global Holdings, Inc.(b)(c)	6,643,168

		72,496,791

	Semiconductors & Semiconductor Equipment — 2.7%
550,339	Advanced Micro Devices, Inc.(c)	1,469,405
293,513	Altera Corp.(b)	10,842,370
186,428	Analog Devices, Inc.(b)	10,350,483
967,327	Applied Materials, Inc.(b)	24,105,789
2,206,503	Intel Corp.(b)	80,073,994
308,428	Linear Technology Corp.(b)	14,064,317
177,644	Microchip Technology, Inc.(b)	8,013,521
549,741	Micron Technology, Inc.(b)(c)	19,246,432
421,440	NVIDIA Corp.(b)	8,449,872
91,552	Skyworks Solutions, Inc.(b)	6,656,746
560,969	Texas Instruments, Inc.(b)	29,992,208
238,695	Xilinx, Inc.(b)	10,333,106

		223,598,243

	Software — 3.8%
214,155	Activision Blizzard, Inc.(d)	4,315,223
375,834	Adobe Systems, Inc.(b)(c)	27,323,132
265,524	Autodesk, Inc.(c)(d)	15,947,371
3,722,230	Microsoft Corp.(d)	172,897,584
174,900	Nuance Communications, Inc.(c)	2,495,823
1,536,024	Oracle Corp.(b)	69,074,999
532,001	Symantec Corp.(b)	13,648,486

		305,702,618

	Specialty Retail — 2.6%
13,762	Abercrombie & Fitch Co., Class A	394,144
54,390	American Eagle Outfitters, Inc.	754,933
216,658	Foot Locker, Inc.(b)	12,171,846
213,861	Gap, Inc. (The)(d)	9,005,687
727,291	Home Depot, Inc. (The)(b)	76,343,736
201,858	L Brands, Inc.(b)	17,470,810
744,581	Lowe’s Cos., Inc.(b)	51,227,173
162,648	Tiffany & Co.(b)	17,380,565
377,457	TJX Cos., Inc. (The)(d)	25,886,001

		210,634,895

	Technology Hardware, Storage & Peripherals — 4.6%
2,692,572	Apple, Inc.(b)	297,206,097
984,667	EMC Corp.(b)	29,283,997
884,571	Hewlett-Packard Co.(b)	35,497,834

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of December 31, 2014

Gateway Fund – (continued)

Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — (continued)
207,654	Seagate Technology PLC(b)	$13,808,991

		375,796,919

	Textiles, Apparel & Luxury Goods — 0.2%
231,779	Michael Kors Holdings Ltd.(b)(c)	17,406,603

	Thrifts & Mortgage Finance — 0.1%
620,520	New York Community Bancorp, Inc.(b)	9,928,320

	Tobacco — 1.5%
1,128,857	Altria Group, Inc.(b)	55,618,784
623,315	Philip Morris International, Inc.(b)	50,769,007
249,023	Reynolds American, Inc.(b)	16,004,708
132,179	Vector Group Ltd.(d)	2,816,735

		125,209,234

	Trading Companies & Distributors — 0.1%
107,177	GATX Corp.(d)	6,166,965

	Wireless Telecommunication Services — 0.2%
134,900	SBA Communications Corp., Class A(c)(d)	14,941,524

	Total Common Stocks (Identified Cost $4,980,761,128)	8,078,223,637

Contracts
Purchased Options — 0.4%
	Index Options — 0.4%
6,716	On S&P 500® Index, Put expiring January 17, 2015 at 1800	1,158,510
6,123	On S&P 500® Index, Put expiring January 17, 2015 at 1875	1,882,822
3,661	On S&P 500® Index, Put expiring January 17, 2015 at 1950	2,324,735
9,505	On S&P 500® Index, Put expiring February 20, 2015 at 1825	8,602,025
6,373	On S&P 500® Index, Put expiring February 20, 2015 at 1850	6,723,515
6,522	On S&P 500® Index, Put expiring March 20, 2015 at 1825	10,859,130

	Total Purchased Options (Identified Cost $51,364,946)	31,550,737

Principal Amount
Short-Term Investments — 2.2%
$184,168,993	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $184,169,095 on 1/02/2015 collateralized by $181,940,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $187,853,050 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $184,168,993)	184,168,993

	Total Investments — 101.8% (Identified Cost $5,216,295,067)(a)	8,293,943,367

	Other assets less liabilities — (1.8)%	(149,246,325)

	Net Assets — 100.0%	$8,144,697,042

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of December 31, 2014

Gateway Fund – (continued)

Contracts	Description	Value (†)
Written Options — (2.0%)
	Index Options — (2.0%)
4,449	On S&P 500® Index, Call expiring January 02, 2015 at 2060	$(3,270,015)
3,687	On S&P 500® Index, Call expiring January 09, 2015 at 2090	(1,677,585)
4,781	On S&P 500® Index, Call expiring January 17, 2015 at 2000	(33,275,760)
4,668	On S&P 500® Index, Call expiring January 17, 2015 at 2025	(22,826,520)
3,760	On S&P 500® Index, Call expiring January 17, 2015 at 2050	(11,430,400)
8,733	On S&P 500® Index, Call expiring February 20, 2015 at 2025	(57,113,820)
4,445	On S&P 500® Index, Call expiring February 20, 2015 at 2050	(21,469,350)
4,377	On S&P 500® Index, Call expiring February 20, 2015 at 2075	(14,619,180)

	Total Written Options (Premiums Received $171,210,559)	$(165,682,630)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
	At December 31, 2014, the net unrealized appreciation on investments based on a cost of $5,208,993,567 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,190,338,368
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(105,388,568)

	Net unrealized appreciation	$3,084,949,800

(b)	All of this security has been pledged as collateral for outstanding call options.
(c)	Non-income producing security.
(d)	A portion of this security has been pledged as collateral for outstanding call options.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of December 31, 2014

Gateway Fund – (continued)

Industry Summary at December 31, 2014

Oil, Gas & Consumable Fuels	6.7%
Pharmaceuticals	6.1
Banks	5.8
Technology Hardware, Storage & Peripherals	4.6
Internet Software & Services	3.9
Software	3.8
Media	3.7
Biotechnology	3.3
IT Services	3.2
Insurance	3.0
Semiconductors & Semiconductor Equipment	2.7
Specialty Retail	2.6
Diversified Financial Services	2.4
Health Care Providers & Services	2.4
Food & Staples Retailing	2.3
Beverages	2.3
Health Care Equipment & Supplies	2.3
Chemicals	2.2
Aerospace & Defense	2.2
Capital Markets	2.2
Industrial Conglomerates	2.2
Household Products	2.1
Machinery	2.1
Other Investments, less than 2% each	25.5
Short-Term Investments	2.2

Total Investments	101.8
Other assets less liabilities (including open written options)	(1.8)

Net Assets	100.0%

See accompanying notes to financial statements.

17  |

Statement of Assets and Liabilities

December 31, 2014

ASSETS
Investments at cost	$5,216,295,067
Net unrealized appreciation	3,077,648,300

Investments at value	8,293,943,367
Cash	42,340
Receivable for Fund shares sold	24,066,619
Dividends and interest receivable	11,384,144
Tax reclaims receivable	400

TOTAL ASSETS	8,329,436,870

LIABILITIES
Options written, at value (premiums received $171,210,559) (Note 2)	165,682,630
Payable for Fund shares redeemed	13,885,946
Management fees payable (Note 6)	3,861,567
Deferred Trustees’ fees (Note 6)	388,276
Administrative fees payable (Note 6)	295,140
Payable to distributor (Note 6d)	58,255
Other accounts payable and accrued expenses	568,014

TOTAL LIABILITIES	184,739,828

NET ASSETS	$8,144,697,042

NET ASSETS CONSIST OF:
Paid-in capital	$7,006,478,409
Undistributed net investment income	6,386,818
Accumulated net realized loss on investments, options written and foreign currency transactions	(1,951,344,437)
Net unrealized appreciation on investments, options written and foreign currency translations	3,083,176,252

NET ASSETS	$8,144,697,042

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,976,457,363

Shares of beneficial interest	66,812,601

Net asset value and redemption price per share	$29.58

Offering price per share (100/94.25 of net asset value) (Note 1)	$31.38

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$353,339,438

Shares of beneficial interest	11,987,545

Net asset value and offering price per share	$29.48

Class Y shares:
Net assets	$5,814,900,241

Shares of beneficial interest	196,634,689

Net asset value, offering and redemption price per share	$29.57

See accompanying notes to financial statements.

|  18

Statement of Operations

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends	$184,964,241
Interest	3,899
Less net foreign taxes withheld	(142,864)

184,825,276

Expenses
Management fees (Note 6)	51,288,047
Service and distribution fees (Note 6)	8,953,624
Administrative fees (Note 6)	3,514,415
Trustees’ fees and expenses (Note 6)	163,710
Transfer agent fees and expenses (Note 6)	6,299,270
Audit and tax services fees	51,138
Custodian fees and expenses	251,924
Legal fees	85,555
Registration fees	299,809
Shareholder reporting expenses	359,517
Miscellaneous expenses	168,389

Total expenses	71,435,398
Less waiver and/or expense reimbursement (Note 6)	(5,776,855)

Net expenses	65,658,543

Net investment income	119,166,733

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	809,080,568
Options written	(552,049,724)
Foreign currency transactions	(186)
Net change in unrealized appreciation (depreciation) on:
Investments	(224,989,472)
Options written	125,194,219
Foreign currency translations	23

Net realized and unrealized gain on investments, options written and foreign currency transactions	157,235,428

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$276,402,161

See accompanying notes to financial statements.

19  |

Statement of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$119,166,733	$128,103,134
Net realized gain (loss) on investments, options written and foreign currency transactions	257,030,658	(580,142,877)
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	(99,795,230)	1,074,723,913

Net increase in net assets resulting from operations	276,402,161	622,684,170

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(28,283,705)	(29,673,542)
Class C	(1,910,281)	(1,877,783)
Class Y	(86,158,870)	(84,652,953)

Total distributions	(116,352,856)	(116,204,278)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(218,608,215)	689,098,852

Net increase (decrease) in net assets	(58,558,910)	1,195,578,744
NET ASSETS
Beginning of the year	8,203,255,952	7,007,677,208

End of the year	$8,144,697,042	$8,203,255,952

UNDISTRIBUTED NET INVESTMENT INCOME	$6,386,818	$7,550,491

See accompanying notes to financial statements.

|  20

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$29.00	$27.13	$26.40	$26.06	$25.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.43	0.48	0.44	0.40
Net realized and unrealized gain (loss)	0.57	1.82	0.72	0.33	0.81

Total from Investment Operations	0.96	2.25	1.20	0.77	1.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.38)	(0.47)	(0.43)	(0.40)
Net realized capital gains	—	—	—	—	—

Total Distributions	(0.38)	(0.38)	(0.47)	(0.43)	(0.40)

Net asset value, end of the period	$29.58	$29.00	$27.13	$26.40	$26.06

Total return(b)(c)	3.33%	8.39%	4.51%	2.99%	4.83%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,976,457	$2,351,788	$2,066,522	$2,208,167	$2,403,629
Net expenses(d)	0.94%	0.94%	0.94%	0.94%	0.94%
Gross expenses	1.02%	1.03%	1.03%	1.04%	1.05%
Net investment income	1.33%	1.51%	1.79%	1.67%	1.59%
Portfolio turnover rate	13%	10%	8%	3%	7%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

21  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$28.90	$27.04	$26.32	$25.98	$25.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.21	0.28	0.24	0.21
Net realized and unrealized gain (loss)	0.57	1.82	0.71	0.33	0.80

Total from Investment Operations	0.74	2.03	0.99	0.57	1.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.17)	(0.27)	(0.23)	(0.21)
Net realized capital gains	—	—	—	—	—

Total Distributions	(0.16)	(0.17)	(0.27)	(0.23)	(0.21)

Net asset value, end of the period	$29.48	$28.90	$27.04	$26.32	$25.98

Total return(b)(c)	2.58%	7.58%	3.71%	2.21%	4.03%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$353,339	$331,465	$286,602	$258,509	$273,779
Net expenses(d)	1.70%	1.70%	1.70%	1.70%	1.70%
Gross expenses	1.77%	1.78%	1.78%	1.79%	1.80%
Net investment income	0.57%	0.75%	1.04%	0.91%	0.84%
Portfolio turnover rate	13%	10%	8%	3%	7%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  22

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$28.99	$27.12	$26.39	$26.06	$25.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.46	0.50	0.56	0.50	0.47
Net realized and unrealized gain (loss)	0.57	1.82	0.70	0.32	0.81

Total from Investment Operations	1.03	2.32	1.26	0.82	1.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.45)	(0.53)	(0.49)	(0.46)
Net realized capital gains	—	—	—	—	—

Total Distributions	(0.45)	(0.45)	(0.53)	(0.49)	(0.46)

Net asset value, end of the period	$29.57	$28.99	$27.12	$26.39	$26.06

Total return(b)	3.58%	8.65%	4.76%	3.20%	5.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,814,900	$5,520,003	$4,654,553	$2,915,647	$2,520,386
Net expenses(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.77%	0.78%	0.78%	0.79%	0.80%
Net investment income	1.57%	1.76%	2.08%	1.92%	1.86%
Portfolio turnover rate	13%	10%	8%	3%	7%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

23  |

Notes to Financial Statements

December 31, 2014

1.  Organization.  Gateway Trust (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Gateway Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services

|  24

Notes to Financial Statements (continued)

December 31, 2014

recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Exchange-traded index options are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value index options using the closing rotation values, published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same

25  |

Notes to Financial Statements (continued)

December 31, 2014

securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2014, purchased options were fair valued at $31,550,737 and written options were fair valued at ($165,682,630) using the closing rotation values published by the CBOE.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Option Contracts.  The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a

|  26

Notes to Financial Statements (continued)

December 31, 2014

clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

e.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of December 31, 2014 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to

27  |

Notes to Financial Statements (continued)

December 31, 2014

be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, expiring capital loss carryforwards, and return of capital and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, return of capital distributions received and option contract mark-to-market. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2014 and 2013 was as follows:

2014 Distributions Paid From:			2013 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$116,352,856	$—	$116,352,856	$116,204,278	$—	$116,204,278

|  28

Notes to Financial Statements (continued)

December 31, 2014

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$6,775,094
Undistributed long-term capital gains	—

Total undistributed earnings	6,775,094

Capital loss carryforward:
Short-term:
Expires
December 31, 2017	(1,005,056,628)
December 31, 2018	(393,591,402)
No expiration date	(574,284,187)

Total capital loss carryforward	(1,972,932,217)
Unrealized appreciation	3,104,764,032

Total accumulated earnings	$1,138,606,909

Capital loss carryforward utilized in the current year	$388,548,401

The Fund had $75,883,641 of unused capital loss carryforwards expire in the current year.

Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital loss carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

g.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of

29  |

Notes to Financial Statements (continued)

December 31, 2014

repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,078,223,637	$—	$—	$8,078,223,637
Purchased Options(a)	—	31,550,737	—	31,550,737
Short-Term Investments	—	184,168,993	—	184,168,993

Total	$8,078,223,637	$215,719,730	$—	$8,293,943,367

|  30

Notes to Financial Statements (continued)

December 31, 2014

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(165,682,630)	$—	$(165,682,630)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended December 31, 2014, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the year ended December 31, 2014, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of December 31, 2014, as reflected in the Statement of Assets and Liabilities:

Assets	Investments at value[1]
Exchange traded/cleared asset derivatives
Equity contracts	$31,550,737

Liabilities	Options written at value
Exchange traded/cleared liability derivatives
Equity contracts	$(165,682,630)

[1]	Represents purchased options, at value.

31  |

Notes to Financial Statements (continued)

December 31, 2014

Transactions in derivative instruments for the Fund during the year ended December 31, 2014, as reflected in the Statement of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$(178,153,293)	$(552,049,724)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$4,615,846	$125,194,219

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity as a percentage of investments in common stocks, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the year ended December 31, 2014:

	Call Options Written*	Put Options Purchased*
Average Notional Amount Outstanding	99.03%	99.03%
Highest Notional Amount Outstanding	99.23%	99.23%
Lowest Notional Amount Outstanding	98.75%	98.75%
Notional Amount Outstanding as of December 31, 2014	99.14%	99.14%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

Notional amounts outstanding at the end of the prior period are included in the averages above.

The following is a summary of the Fund’s written option activity:

	Number of Contracts	Premiums
Outstanding at December 31, 2013	44,166	$123,112,605
Options written	500,987	1,430,625,922
Options terminated in closing purchase transactions	(494,617)	(1,368,232,528)
Options expired	(11,636)	(14,295,440)

Outstanding at December 31, 2014	38,900	$171,210,559

|  32

Notes to Financial Statements (continued)

December 31, 2014

5.  Purchases and Sales of Securities.  For the year ended December 31, 2014, purchases and sales of securities (excluding short-term investments) were $1,042,998,376 and $1,950,504,286, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at an annual rate of 0.65% for the first $5 billion, 0.60% for the next $5 billion and 0.58% thereafter, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Gateway Advisers has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2015 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the year ended December 31, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class Y
0.94%	1.70%	0.70%

Gateway Advisers shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the year ended December 31, 2014, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Waiver of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$51,288,047	$5,556,323	$45,731,724	0.63%	0.56%

[1]	Management fee waiver is subject to possible recovery until December 31, 2015.

33  |

Notes to Financial Statements (continued)

December 31, 2014

For the year ended December 31, 2014, Class A expenses have been reimbursed in the amount of $220,532. This expense reimbursement is subject to possible recovery until December 31, 2015.

No expenses were recovered during the year ended December 31, 2014 under the terms of the expense limitation agreement.

Prior to July 1, 2014, the Fund paid a management fee at the annual rate of 0.65% of the first $5 billion of the Fund’s average daily net assets and 0.60% of the Fund’s average daily net assets in excess of $5 billion, calculated daily and payable monthly.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the year ended December 31, 2014, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$5,513,317	$860,077	$2,580,230

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds

|  34

Notes to Financial Statements (continued)

December 31, 2014

Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the year ended December 31, 2014, the administrative fees for the Fund were $3,514,415.

Prior to July 1, 2014, each Fund paid NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers.

For the year ended December 31, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $4,451,262.

As of December 31, 2014, the Fund owes NGAM Distribution $58,255 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the year ended December 31, 2014 amounted to $808,574.

35  |

Notes to Financial Statements (continued)

December 31, 2014

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective January 1, 2015, the chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

|  36

Notes to Financial Statements (continued)

December 31, 2014

For the year ended December 31, 2014, the Fund had no borrowings under this agreement.

8.  Broker Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains in the Statement of Operations. For the year ended December 31, 2014, $7,662 was rebated under these agreements.

9.  Concentration of Ownership.  From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2014, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership
Gateway Fund	2	25.86%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

37  |

Notes to Financial Statements (continued)

December 31, 2014

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	19,526,816	$570,258,621	27,858,414	$784,790,330
Issued in connection with the reinvestment of distributions	877,005	25,694,338	965,318	27,172,321
Redeemed	(34,699,272)	(1,017,930,563)	(23,892,620)	(671,585,130)

Net change	(14,295,451)	$(421,977,604)	4,931,112	$140,377,521

Class C
Issued from the sale of shares	2,529,459	$73,611,116	3,073,627	$86,257,801
Issued in connection with the reinvestment of distributions	48,694	1,419,075	48,238	1,350,393
Redeemed	(2,060,975)	(59,998,261)	(2,250,359)	(63,049,772)

Net change	517,178	$15,031,930	871,506	$24,558,422

Class Y
Issued from the sale of shares	69,449,619	$2,032,455,522	106,863,222	$3,001,779,476
Issued in connection with the reinvestment of distributions	1,743,714	51,146,687	1,590,108	44,775,042
Redeemed	(64,987,476)	(1,895,264,750)	(89,656,148)	(2,522,391,609)

Net change	6,205,857	$188,337,459	18,797,182	$524,162,909

Increase (decrease) from capital share transactions	(7,572,416)	$(218,608,215)	24,599,800	$689,098,852

11.  Potential Loss Contingency.  The Fund has been named as a defendant, along with other financial institutions and individuals, in an action brought by a trustee of a trust created under a bankruptcy plan seeking to recover as fraudulent transfers amounts the Fund, and others, received in connection with a merger involving a company formerly held in the Fund’s portfolio of investments. The Fund received $9,525,600 in connection with the merger. The Fund also is potentially an unnamed member of a putative defendant class in a separate action bought by a different trustee appointed under the same bankruptcy plan seeking to recover the same alleged fraudulent transfers. It is reasonably possible that an outcome unfavorable to the Fund could result from either or both of these cases; however, a reasonable estimate of the amount of potential loss to the Fund cannot be made at this time.

|  38

Report of Independent Registered Public Accounting Firm

To the Trustees of Gateway Trust and Shareholders of Gateway Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Gateway Fund, a series of Gateway Trust (the “Fund”), at December 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 23, 2015

39  |

2014 U.S. Tax Distribution Information to Shareholders (Unaudited)

Qualified Dividend Income.  For the fiscal year ended December 31, 2014, 100% of the ordinary income dividends paid by the Gateway Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

Corporate Dividends Received Deduction.  For the fiscal year ended December 31, 2014,100% of dividends distributed by the Gateway Fund qualify for the dividends received deduction for corporate shareholders.

|  40

Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Gateway Trust (the “Trust”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Fund’s Statements of Additional Information include additional information about the trustees of the Trust and are available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Trustee since 2008 Chairperson of the Audit Committee and Governance Committee Member	Retired	42 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2013 Contract Review Committee Member	Chief Executive Officer of Bob’s Discount Furniture (retail)	42 Formerly, Director, BJ’s Wholesale Club (retail); formerly, Director, Citizens Financial Group (bank)	Experience on the Board and significant experience on the boards of other business organizations (including at a retail company and a bank); executive experience (including at a retail company)

41  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Richard A. Goglia (1951)	Trustee since 2015 Audit Committee Member	Vice President and Treasurer of Raytheon Company (defense)	42 None	Experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Audit Committee Member and Governance Committee Member	Director of Abt Associates Inc. (research and consulting)	42 Director, Eastern Bank (bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

|  42

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Martin T. Meehan (1956)	Trustee since 2012 Contract Review Committee Member	Chancellor and faculty member, University of Massachusetts Lowell	42 None	Experience on the Board and on the boards of other business organizations; experience as Chancellor of the University of Massachusetts Lowell; government experience (including as a member of the U.S. House of Representatives); academic experience

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since November 2005 Trustee since 2007 Ex Officio member of the Audit Committee, the Contract Review Committee and the Governance Committee	President, Strategic Advisory Services (management consulting)	42 Director, AES Corporation (international power company); formerly, Director, Verizon Communications (telecommunications company)	Significant experience on the Board and on the boards of other business organizations (including at a telecommunications company, an international power company and a specialty chemicals corporation); executive experience (including at a management consulting company)

43  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Erik R. Sirri (1958)	Trustee since 2009 Audit Committee Member	Professor of Finance at Babson College	42 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Chairperson of the Contract Review Committee and Governance Committee Member	Retired	42 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Governance Committee and Contract Review Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	42 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

|  44

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES continued

Robert J. Blanding[3] (1947) 555 California Street San Francisco, CA 94104	Trustee since 2003	Chairman and Chief Executive Officer (formerly, President), Loomis, Sayles & Company, L.P.	42 None	Significant experience on the Board; continuing service as Chairman and Chief Executive Officer of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.	42 None	Experience on the Board; continuing experience as President and Chief Executive Officer of NGAM Advisors, L.P.

John T. Hailer[5] (1960)	Trustee since 2000	President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.	42 None	Significant experience on the Board; continuing experience as President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

[1]

Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term. Ms. Moose was appointed to serve an additional three-year term as the Chairperson of the Board on December 13, 2013.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”).

[3]

Mr. Blanding is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: Chairman and Chief Executive Officer of Loomis, Sayles & Company, L.P. and Director of Loomis Sayles Investment Asia Pte., Ltd.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer of NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

[5]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

45  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, NGAM Advisors, L.P. and NGAM Distribution, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with NGAM Distribution, L.P., NGAM Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

|  46

ANNUAL REPORT

December 31, 2014

Gateway Equity Call Premium Fund

Loomis Sayles Strategic Alpha Fund

Portfolio Review page 1

Portfolio of Investments page 14

Financial Statements page  47

Notes to Financial Statements page 57

GATEWAY EQUITY CALL PREMIUM FUND

Managers	Symbols
Daniel M. Ashcraft, CFA®	Class A GCPAX
Michael T. Buckius, CFA®	Class C GCPCX
Kenneth H. Toft, CFA®	Class Y GCPYX
Gateway Investment Advisors, LLC

Objective

Seeks total return with less risk than U.S. equity markets.

Market Conditions

From the September 30, 2014 inception date of the Gateway Equity Call Premium Fund, through December 31, 2014, the S&P 500® Index returned 4.93%. This period was the most volatile of the year for equity markets, and included two periods of sharp losses followed by quick recoveries as macroeconomic factors remained the key drivers of the market’s ups and downs. The period began with a broad equity market decline that was a continuation and acceleration of the downturn that began in the third week of September. Equity market losses were driven by multiple factors, including fear of a spreading Ebola virus and indications of slowing global growth. The downturn came to an end in mid-October as a recovery was sparked by the European Central Bank’s announcement of a potential quantitative easing (QE) program. The recovery then gained momentum as the Bank of Japan followed suit with a similar announcement.

Equity market gains were extended through November and into December as domestic corporate earnings announcements were strong and a drop in energy prices was seen as consumer-friendly. By early December, however, the decline in oil prices was perceived as an indicator of falling global demand and an increased risk of deflation. This shift in sentiment was the primary driver of a decline in the S&P 500® Index that came to an end on December 16. Reassuring comments from the Federal Reserve (the Fed) regarding interest rates were enough to spark a year-end recovery, and the S&P 500® Index ended the year just below its all-time high. The Chicago Board Options Exchange (“CBOE”) Volatility Index (the “VIX”) tracked this market volatility closely; however, its average of 16.07 for the period was well below its long-term historical average of 20.

The Fund’s benchmark, the CBOE S&P 500® BuyWrite Index (the “BXMSM”), had a return of -0.82% for the September 30-December 31, 2014 period. It is unusual for the BXM to have a negative return over a quarter when the S&P 500® Index is positive. This index call-writing benchmark had significant participation in the losses experienced by the S&P 500® Index, but only partial participation in the period’s largest recovery. This pattern was primarily a result of the BXM’s construction methodology, which dictates when it buys and sells its single monthly index call option. The BXM’s index call option selling happened to be at specific times when the VIX, and therefore the call premiums, were low.

1  |

Performance Results

From its September 30, 2014 inception date through December 31, 2014, Class A shares of Gateway Equity Call Premium Fund returned 0.00% at net asset value. The Fund outperformed its benchmark, the CBOE S&P 500® BuyWrite Index (BXMSM),, which returned -0.82%.

Explanation of Fund Performance

The Fund seeks to generate returns by selling at- and near-the-money index call options against the full value of its underlying equity portfolio. The steady cash flow from call-option writing is intended to be an important source of the Fund’s return, although it reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The index call options written by the Fund often have similar characteristics to the index call option present in the BXM at any given time. However, unlike the BXM, the Fund employs an active strategy that gives its management team discretion to diversify expiration dates and strike prices across a portfolio of index call options, and to opportunistically pursue attractive call premiums while maintaining a relatively consistent risk profile. Though collecting premiums from writing index call options will allow the Fund to generate a return when the index advances, call option positions that expire or are closed out when the index is well above an option’s strike price may generate realized losses. As such, most of the realized losses from index call options occurred during the sharp index advance in the middle of the fourth quarter. An index option is described as being at-the-money when the price of the underlying index is the same as the option’s strike price.

From the Fund’s inception through December 31, 2014, the active index call writing strategy used by the Fund resulted in higher call premiums received when the VIX was relatively elevated. In addition, the Fund’s management team cautiously adjusted index call strike prices upwards during the market’s strong rally from mid-October to early December. These active decisions helped the Fund outperform the BXM during the market’s declines, as well as deliver a higher return during the market’s strongest advance.

Outlook

The coming year appears to include a mix of opportunity and risk. There is meaningful potential for both implied and realized volatility to increase. Contributors to a potential elevation of VIX levels include market anxiety over the Fed’s moves to normalize monetary policy and raise interest rates; de-synchronization of policies across the world’s central banks, with a restrictive Fed as the most likely outlier; and ongoing geopolitical risks, including both Russia and the Middle East.

In the absence of a significant downside event, higher market volatility does not preclude attractive equity returns given reasonable market valuations and continuing domestic economic improvement. In contrast to favorable scenarios for equity market returns, investors appear unlikely to experience attractive returns from fixed-income investments, particularly the high quality variety, given very low interest rates.

Strong market results, including six straight calendar years of positive returns for most broad market equity indexes and the absence of a 10% correction in the S&P 500® Index

|  2

GATEWAY EQUITY CALL PREMIUM FUND

since 2011, have made a growing number of investors comfortable with equities. The Fund’s investment management team continues to maintain a market agnostic posture, seeking to benefit from return-generating index call option premiums. As investors become more sensitive to the rewards of risk management, we believe they may develop a greater appreciation for the way in which the Fund’s low volatility equity profile aligns with their long-term objectives.

Total Returns — December 31, 20144

Life of Fund

Class A (Inception 9/30/14)
NAV	0.00%
With 5.75% Maximum Sales Charge	-5.75

Class C (Inception 9/30/14)
NAV	-0.12
With CDSC[1]	-1.11

Class Y (Inception 9/30/14)
NAV	0.13

Comparative Performance
CBOE S&P 500 BuyWrite Index (BXMSM)[2]	-0.82
S&P 500® Index[3]	4.93

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The CBOE S&P 500 BuyWrite Index (BXMSM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3  |

LOOMIS SAYLES STRATEGIC ALPHA FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A LABAX
Kevin P. Kearns	Class C LABCX
Todd P. Vandam, CFA®	Class Y LASYX
Loomis, Sayles & Company, L.P.

Objective

Seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

Market Conditions

U.S. Treasury yields moved steadily lower during the year. The yield on the 10-year Treasury note declined 87 basis points to 2.17%, and the 30-year Treasury bond declined 121 basis points to 2.75%. Improvements in the economy, which led to the end of quantitative easing (QE) in the United States, were offset by geopolitical worries, including events in Ukraine and Iraq and the decline in oil prices. U.S. Treasury volatility, as measured by the Merrill Option Volatility Estimate (MOVE) Index, increased throughout the year.

After experiencing multi-year lows in June, credit spreads (the yield differences between Treasury and non-Treasury bonds of similar maturity) widened through the fourth quarter and finished the year near recent highs. High yield spreads remained elevated following two market volatility spikes late in the year. As yields fell during the year, investment grade corporates were able to outperform high yield corporates, which experienced greater price sensitivity due to their longer duration. Demand for European investment grade corporates strengthened as the year progressed, as spreads priced in the potential for further easing from the European Central Bank (ECB).

The U.S. dollar staged a massive rally during the year, largely driven by diverging growth and interest rate projections for the United States compared with the rest of the world. Increasingly accommodative central bank policies from the Bank of Japan and the ECB caused the yen and euro to fall by approximately 12% each versus the U.S. dollar. Falling oil prices also pressured the currencies of commodity exporters in developed and emerging markets, with the Russian ruble, Colombian peso and Norwegian krone hit the hardest. In addition, political tensions placed increased pressure on Eastern European currencies.

Performance Results

For the 12 months ended December 31, 2014, Class A shares of Loomis Sayles Strategic Alpha Fund returned 2.24% at net asset value. The Fund outperformed its benchmark, the 3-month London Interbank Offered Rate (LIBOR), which returned 0.23%. The Fund follows an absolute return strategy and is not managed to an index.

|  4

LOOMIS SAYLES STRATEGIC ALPHA FUND

Explanation of Fund Performance

The Fund’s positive performance was diversified across several sectors, with the majority of return generated from securitized credits, investment grade corporates, and currency positioning. In addition, the Fund’s exposure to convertibles and dividend-paying equities supported overall results. Duration management tools were used to shorten the portfolio’s duration and detracted from results as we were expecting higher yields driven by the stronger U.S. economic data.

The Fund’s securitized holdings, particularly non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), generated positive return in 2014. Despite the slowdown in the U.S. real estate market recovery during the second half of the year, the yield advantage in these asset classes attained earlier in the year benefited return. The Fund’s currency positioning also aided performance, as the U.S. dollar continued to strengthen amid diverging monetary policies. As a result, some of the Fund’s short currency positions, namely in the Mexican peso, Japanese yen and Colombian peso, aided performance. Elsewhere, the Fund’s investment grade corporate bonds lifted performance despite the fact that U.S. spreads widened during the second half of the year. Sustained demand for corporates and flat spreads among euro investment grade securities due to the potential for further ECB easing buoyed return, particularly from selected holdings in the banking, electric, and communication industries. The Fund’s convertible securities also aided performance, benefiting from the uptick in equity markets. Selected holdings in the technology and consumer non-cyclical industries performed well, as did the Fund’s dividend-paying equities, particularly consumer non-cyclical and communication categories.

Meanwhile, in an attempt to protect against downside equity risk, the Fund held short positions in S&P 500® E-mini futures, a hedge for the Fund’s convertible bond and equity positions. These positions weighed on performance. In addition, the Fund’s duration management tools, including the use of interest rate futures and swaptions (options on interest rate swaps), detracted from performance. Short positions on the 10-year Treasury note were the most notable laggards, as the intermediate-to-long end of the U.S. yield curve (a curve that shows the relationship among bond yields across the maturity spectrum) flattened during the year. Credit default swaps (CDS) and credit default swaps on indices (CDX) were used for emerging market, high yield and investment grade exposure. These positions also weighed on return. The Fund used currency forwards to hedge long positions in local currencies or tactically to short specific currencies; both strategies supported results.

Outlook

We continue to temper our assessment of the rate environment. We believe the 10-year U.S. Treasury note will rise slowly in 2015 and reach 3% by year-end. Longer-term, most investors expect the Federal Reserve (the Fed) to raise rates in anticipation of rising wages. The ultimate pace of the Fed’s rate hikes should rest on three factors: the pace of wage growth, significant deviations from their inflation forecasts, and changes in financial conditions as a result of Fed tightening. Furthermore, there is potential for increased rate volatility as the market digests the date and pace of future rate hikes.

5  |

The United States is in the expansion phase of its credit cycle (a cyclical pattern that follows credit availability and corporate health). U.S. credit spreads have widened from historical tights due to falling oil prices, and perhaps, deteriorating corporate health. As a result, spreads look cheaper with potential for pockets of value. The global bond market remains challenging, as desynchronized recoveries among major economies should extend the global economic recovery and keep inflation low.

Among emerging markets, large economies such as China, Brazil and Russia are facing much slower growth, reversing the improving trends of the past. Geopolitical risks continue to increase with turmoil in the Middle East, Eastern Europe and East Asia. However, improving growth in the developed world should be a positive factor for emerging markets. In addition, slow growth in Europe and the potential for enhanced liquidity measures from the ECB could provide support to the higher-yielding emerging markets.

Regarding currency, we expect the dollar’s strength to continue, given the relative strength of the U.S. economy. We also expect the Mexican peso to appreciate due to the reforms the country is implementing. Finally, as the ECB and Bank of Japan continue to reflate their economies with easy monetary conditions, we believe the euro and yen will depreciate further.

Growth of $10,000 Investment in Class A Shares4

December 15, 2010 (inception) through December 31, 2014

See notes to chart on page 7.

|  6

LOOMIS SAYLES STRATEGIC ALPHA FUND

Average Annual Total Returns — December 31, 20144

	1 Year	Life of Fund

Class A (Inception 12/15/10)
NAV	2.24%	2.79%
With 4.50% Maximum Sales Charge	-2.32	1.63

Class C (Inception 12/15/10)
NAV	1.47	2.00
With CDSC[1]	0.48	2.00

Class Y (Inception 12/15/10)
NAV	2.52	3.03

Comparative Performance
3-Month LIBOR[2]	0.23	0.32
3-Month LIBOR + 300 basis points[3]	3.28	3.38

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	3-Month LIBOR, or the London Interbank Offered Rate, represents the average rate at which a leading bank, for a given currency (in this case U.S. dollars), can obtain unsecured funding, and is representative of short-term interest rates.

3	3-Month LIBOR +300 basis points is created by adding 3.00% to the annual percentage change of the 3-Month LIBOR.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

7  |

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived form third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Loomis Sayles Strategic Alpha Fund voted proxies relating to portfolio securities during the 12-months ended June 30, 2014 is available on the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

|  8

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from July 1, 2014 through December 31, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

9  |

GATEWAY EQUITY CALL PREMIUM FUND	BEGINNING ACCOUNT VALUE 7/1/2014[1]	ENDING ACCOUNT VALUE 12/31/2014	EXPENSES PAID DURING PERIOD 7/1/2014[1] – 12/31/2014
Class A
Actual	$1,000.00	$1,000.00	$3.02	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11	*
Class C
Actual	$1,000.00	$998.80	$4.91	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,015.38	$9.91	*
Class Y
Actual	$1,000.00	$1,001.30	$2.40	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95% and 0.95% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (184), divided by 365 (to reflect the half-year period).

1	Fund commenced operations on September 30, 2014. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95% and 0.95% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (92), divided by 365 (to reflect the partial period).

LOOMIS SAYLES STRATEGIC ALPHA FUND	BEGINNING ACCOUNT VALUE 7/1/2014	ENDING ACCOUNT VALUE 12/31/2014	EXPENSES PAID DURING PERIOD* 7/1/2014 – 12/31/2014
Class A
Actual	$1,000.00	$1,000.90	$5.50
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55
Class C
Actual	$1,000.00	$996.90	$9.31
Hypothetical (5% return before expenses)	$1,000.00	$1,015.88	$9.40
Class Y
Actual	$1,000.00	$1,002.40	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

*	Expenses are equal to the Fund’s annualized expense ratio: 1.09%, 1.85% and 0.85% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 365 (to reflect the half-year period).

|  10

BOARD APPROVAL OF THE INITIAL

ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, initially approve for a two-year term any new investment advisory and sub-advisory agreements for a registered investment company, including newly formed funds such as the Gateway Equity Call Premium Fund (the “Fund”). The Trustees, including the Independent Trustees, unanimously approved the proposed investment advisory agreement (the “Agreement”) for the Fund at an in-person meeting held on September 12, 2014.

In connection with this review, Fund management and other representatives of the Fund’s adviser, Gateway Investment Advisers, LLC (the “Adviser”), distributed to the Trustees materials including, among other items, (i) information on the proposed advisory fees and other expenses to be charged to the Fund, including information comparing the Fund’s expenses to those of peer groups of funds and information on fees charged to other accounts advised or sub-advised by the Adviser and the proposed expense cap, (ii) the Fund’s investment objective and strategies, (iii) the size, education and experience of the Adviser’s investment staff and the investment strategies proposed to be used in managing the Fund, (iv) proposed arrangements for the distribution of the Fund’s shares, (v) the procedures proposed to be employed to determine the value of the Fund’s assets, (vi) the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about the Adviser’s performance, and (viii) the general economic outlook with particular emphasis on the mutual fund industry. The Trustees also considered the fact that they oversee other funds advised by the Adviser as well as information about the Adviser they had received in connection with their oversight of those other funds. Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be distributed to the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In considering whether to initially approve the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving weight to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below:

The nature, extent and quality of the services to be provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and its affiliates to the Fund, and the resources to be dedicated to the Fund by the Adviser and its affiliates. The Trustees considered their experience with other funds advised by the Adviser, as well as the affiliation between the Adviser and Natixis Global Asset Management, L.P. (“Natixis US”), whose affiliates provide investment advisory services to other funds in the same family of mutual funds. In this regard, the Trustees considered not

11  |

only the advisory services proposed to be provided by the Adviser to the Fund, but also the monitoring and administrative services proposed to be provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the scope of the services to be provided to the Fund under the Agreement seemed consistent with the Fund’s operational requirements, and that the Adviser had the capabilities, resources and personnel necessary to provide the advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreement supported approval of the Agreement.

Investment performance of the Fund and the Adviser. Because the Fund had not yet commenced operations, performance information for the Fund was not considered; however, the Board considered the performance of other funds and accounts managed by the Adviser, including accounts managed in accordance with the Fund’s proposed strategies.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that these relevant factors supported approval of the Agreement.

The costs of the services to be provided by the Adviser and its affiliates from its relationship with the Fund. Although the Fund had not yet commenced operations at the time of the Trustees’ review of the Agreement, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the Fund’s share classes with the fees and expenses of comparable share classes of comparable funds identified by the Adviser, as well as information about differences in such fees. In evaluating the fees charged to such comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage, and the greater regulatory costs associated with the management of, mutual fund assets. In evaluating the Fund’s proposed advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation. The Trustees also noted that the Fund would have an expense cap in place. In addition, the Trustees considered information regarding the administrative and distribution fees to be paid by the Fund to the Adviser’s affiliates.

Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. However, the Trustees noted the information

|  12

provided in court cases in which adviser profitability was an issue, the estimated expense level of the Fund, and that the Fund would be subject to an expense cap.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fees and expenses proposed to be charged to the Fund were fair and reasonable, and supported the approval of the Agreement.

Economies of scale. The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Fund, and whether those economies could be shared with the Fund through breakpoints in the advisory fees or other means, such as expense waivers or caps. The Trustees noted that the Fund will be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale might be shared with the Fund supported the approval of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The compliance-related resources the Adviser and its affiliates would provide to the Fund.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, the benefits to Natixis US, NGAM Advisors and the Adviser of being able to offer “alternative” products in the Natixis family of funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the Natixis organization from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreement should be approved.

13  |

Portfolio of Investments – as of December 31, 2014

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 95.1% of Net Assets
	Aerospace & Defense — 2.8%
355	B/E Aerospace, Inc.(b)(c)	$20,597
895	Boeing Co. (The)(d)	116,332
634	General Dynamics Corp.(d)	87,251
1,067	Honeywell International, Inc.(d)	106,615
292	KLX, Inc.(b)(c)	12,045
437	Lockheed Martin Corp.(d)	84,153
163	Precision Castparts Corp.(c)	39,263
1,043	United Technologies Corp.(d)	119,945

		586,201

	Air Freight & Logistics — 1.0%
504	FedEx Corp.(d)	87,525
1,061	United Parcel Service, Inc., Class B(d)	117,951

		205,476

	Auto Components — 0.6%
1,191	Johnson Controls, Inc.(d)	57,573
524	Lear Corp.(d)	51,394
206	TRW Automotive Holdings Corp.(b)(c)	21,187

		130,154

	Automobiles — 0.4%
2,106	General Motors Co.(d)	73,520

	Banks — 5.9%
1,093	Banco Santander S.A., Sponsored ADR(c)	9,105
12,476	Bank of America Corp.(d)	223,196
3,741	Citigroup, Inc.(d)	202,425
1,107	Comerica, Inc.(c)	51,852
3,035	Fifth Third Bancorp(d)	61,838
472	First Republic Bank(c)	24,601
6,453	Huntington Bancshares, Inc.(d)	67,886
4,154	JPMorgan Chase & Co.(d)	259,957
1,358	SunTrust Banks, Inc.(d)	56,900
5,221	Wells Fargo & Co.(d)	286,215

		1,243,975

	Beverages — 1.9%
4,818	Coca-Cola Co. (The)(d)	203,416
1,957	PepsiCo, Inc.(d)	185,054

		388,470

	Biotechnology — 2.9%
300	Alexion Pharmaceuticals, Inc.(b)(d)	55,509
948	Amgen, Inc.(d)	151,007
293	Biogen Idec, Inc.(b)(d)	99,459
1,114	Celgene Corp.(b)(d)	124,612
1,884	Gilead Sciences, Inc.(b)(d)	177,586

		608,173

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of December 31, 2014

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Building Products — 0.2%
789	Fortune Brands Home & Security, Inc.(c)	$35,718

	Capital Markets — 2.2%
562	Ameriprise Financial, Inc.(d)	74,325
1,751	Bank of New York Mellon Corp. (The)(d)	71,038
200	BlackRock, Inc.(d)	71,512
576	Goldman Sachs Group, Inc. (The)(d)	111,646
2,133	Morgan Stanley(d)	82,760
376	Raymond James Financial, Inc.(c)	21,541
472	SEI Investments Co.(c)	18,899
530	TD Ameritrade Holding Corp.(c)	18,963

		470,684

	Chemicals — 2.3%
110	Agrium, Inc.(c)	10,419
396	Air Products & Chemicals, Inc.(c)	57,115
295	Ashland, Inc.(d)	35,329
312	Celanese Corp., Series A(c)	18,708
1,505	Huntsman Corp.(d)	34,284
556	International Flavors & Fragrances, Inc.(d)	56,356
706	Monsanto Co.(d)	84,346
390	PPG Industries, Inc.(d)	90,148
591	Praxair, Inc.(d)	76,570
291	Rockwood Holdings, Inc.(c)	22,931

		486,206

	Commercial Services & Supplies — 0.3%
1,214	Waste Management, Inc.(d)	62,302

	Communications Equipment — 1.5%
6,234	Cisco Systems, Inc.(d)	173,399
1,960	QUALCOMM, Inc.(d)	145,687

		319,086

	Construction & Engineering — 0.1%
488	Chicago Bridge & Iron Co.(c)	20,486

	Consumer Finance — 1.3%
672	Ally Financial, Inc.(b)(d)	15,873
1,135	American Express Co.(d)	105,600
749	Capital One Financial Corp.(d)	61,830
951	Discover Financial Services(d)	62,281
608	Synchrony Financial(b)(c)	18,088

		263,672

	Containers & Packaging — 0.3%
627	Crown Holdings, Inc.(b)(c)	31,914
468	Packaging Corp. of America(d)	36,528

		68,442

	Diversified Financial Services — 1.5%
2,074	Berkshire Hathaway, Inc., Class B(b)(d)	311,411

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of December 31, 2014

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Diversified Telecommunication Services — 2.2%
5,732	AT&T, Inc.(d)	$192,538
1,269	CenturyLink, Inc.(d)	50,227
4,727	Verizon Communications, Inc.(d)	221,129

		463,894

	Electric Utilities — 1.6%
1,983	American Electric Power Co., Inc.(d)	120,408
738	OGE Energy Corp.(c)	26,184
2,706	PPL Corp.(d)	98,309
1,727	Southern Co. (The)(d)	84,813

		329,714

	Electrical Equipment — 0.7%
1,607	Emerson Electric Co.(d)	99,200
813	Sensata Technologies Holding NV(b)(d)	42,609

		141,809

	Electronic Equipment, Instruments & Components — 0.2%
680	Avnet, Inc.(d)	29,254
1,539	Flextronics International Ltd.(b)(c)	17,206

		46,460

	Energy Equipment & Services — 0.8%
1,371	National Oilwell Varco, Inc.(d)	89,842
813	Oceaneering International, Inc.(d)	47,813
2,309	Seadrill Ltd.(c)	27,569

		165,224

	Food & Staples Retailing — 2.4%
673	Costco Wholesale Corp.(d)	95,398
1,591	CVS Health Corp.(d)	153,229
1,018	Sysco Corp.(c)	40,404
1,510	Wal-Mart Stores, Inc.(d)	129,679
1,216	Walgreens Boots Alliance, Inc.(d)	92,659

		511,369

	Food Products — 1.5%
381	Bunge Ltd.(d)	34,637
1,338	General Mills, Inc.(d)	71,356
885	Kellogg Co.(c)	57,914
990	Kraft Foods Group, Inc.(c)	62,033
2,399	Mondelez International, Inc., Class A(d)	87,144

		313,084

	Gas Utilities — 0.3%
1,906	UGI Corp.(d)	72,390

	Health Care Equipment & Supplies — 1.9%
2,025	Abbott Laboratories(d)	91,166
897	Covidien PLC(d)	91,745
269	Halyard Health, Inc.(b)(d)	12,231
1,612	Medtronic, Inc.(c)	116,386

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of December 31, 2014

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
278	ResMed, Inc.(c)	$15,585
657	Zimmer Holdings, Inc.(d)	74,517

		401,630

	Health Care Providers & Services — 2.3%
852	Anthem, Inc.(d)	107,071
1,083	Express Scripts Holding Co.(b)(d)	91,697
403	McKesson Corp.(d)	83,655
608	Omnicare, Inc.(d)	44,341
1,585	UnitedHealth Group, Inc.(d)	160,228

		486,992

	Hotels, Restaurants & Leisure — 1.5%
530	Las Vegas Sands Corp.(c)	30,825
1,256	McDonald’s Corp.(d)	117,687
1,172	Starbucks Corp.(d)	96,162
868	Yum! Brands, Inc.(d)	63,234

		307,908

	Household Durables — 0.5%
778	Jarden Corp.(b)(d)	37,250
1,503	Leggett & Platt, Inc.(d)	64,043

		101,293

	Household Products — 2.1%
370	Church & Dwight Co., Inc.(c)	29,160
726	Clorox Co. (The)(d)	75,656
614	Kimberly-Clark Corp.(d)	70,942
2,843	Procter & Gamble Co. (The)(d)	258,969

		434,727

	Industrial Conglomerates — 2.2%
1,067	3M Co.(d)	175,329
11,058	General Electric Co.(d)	279,436

		454,765

	Insurance — 1.9%
1,027	Arch Capital Group Ltd.(b)(c)	60,696
1,108	Chubb Corp. (The)(d)	114,645
750	Cincinnati Financial Corp.(c)	38,873
1,378	Lincoln National Corp.(d)	79,469
1,075	Prudential Financial, Inc.(d)	97,244

		390,927

	Internet & Catalog Retail — 1.3%
456	Amazon.com, Inc.(b)(d)	141,520
450	Liberty Interactive Corp., Class A(b)(c)	13,239
507	Liberty Ventures, Series A(b)(c)	19,124
78	Priceline Group, Inc. (The)(b)(d)	88,936

		262,819

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of December 31, 2014

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Internet Software & Services — 3.1%
239	Alibaba Group Holding Ltd., Sponsored ADR(b)(c)	$24,842
2,514	Facebook, Inc., Class A(b)(d)	196,142
430	Google, Inc., Class A(b)(d)	228,184
228	Google, Inc., Class C(b)(c)	120,019
1,487	Yahoo!, Inc.(b)(d)	75,108

		644,295

	IT Services — 2.8%
905	Accenture PLC, Class A(d)	80,825
1,030	International Business Machines Corp.(d)	165,253
1,350	MasterCard, Inc., Class A(d)	116,316
1,475	Paychex, Inc.(d)	68,101
629	Visa, Inc., Class A(d)	164,924

		595,419

	Leisure Products — 0.1%
193	Polaris Industries, Inc.(c)	29,189

	Life Sciences Tools & Services — 0.4%
73	Illumina, Inc.(b)(c)	13,474
599	Thermo Fisher Scientific, Inc.(d)	75,049

		88,523

	Machinery — 1.6%
1,060	Caterpillar, Inc.(d)	97,022
630	Colfax Corp.(b)(c)	32,489
527	Cummins, Inc.(d)	75,978
1,238	Ingersoll-Rand PLC(d)	78,477
717	Trinity Industries, Inc.(d)	20,083
202	WABCO Holdings, Inc.(b)(c)	21,165

		325,214

	Media — 3.8%
966	CBS Corp., Class B(c)	53,458
3,050	Comcast Corp., Class A(d)	176,931
706	DIRECTV(b)(d)	61,210
449	Time Warner Cable, Inc.(d)	68,275
1,119	Time Warner, Inc.(d)	95,585
2,502	Twenty-First Century Fox, Inc., Class A(d)	96,089
790	Viacom, Inc., Class B(d)	59,448
1,909	Walt Disney Co. (The)(d)	179,809

		790,805

	Metals & Mining — 0.2%
1,509	Freeport-McMoRan, Inc.(c)	35,250

	Multi-Utilities — 1.2%
1,249	Alliant Energy Corp.(d)	82,959
1,439	PG&E Corp.(d)	76,612
2,072	Public Service Enterprise Group, Inc.(d)	85,801

		245,372

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of December 31, 2014

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Multiline Retail — 0.8%
943	Nordstrom, Inc.(d)	$74,865
1,100	Target Corp.(d)	83,501

		158,366

	Oil, Gas & Consumable Fuels — 6.8%
849	Apache Corp.(c)	53,207
1,888	California Resources Corp.(b)(c)	10,403
948	Canadian Natural Resources Ltd.(d)	29,274
2,289	Chevron Corp.(d)	256,780
309	Concho Resources, Inc.(b)(c)	30,823
868	Continental Resources, Inc.(b)(d)	33,296
1,146	Devon Energy Corp.(c)	70,147
2,603	Encana Corp.(d)	36,104
4,838	Exxon Mobil Corp.(d)	447,273
703	HollyFrontier Corp.(c)	26,348
2,121	Marathon Oil Corp.(d)	60,003
943	Noble Energy, Inc.(c)	44,726
1,209	Occidental Petroleum Corp.(d)	97,458
1,250	Phillips 66(d)	89,625
416	Pioneer Natural Resources Co.(d)	61,922
1,540	Spectra Energy Corp.(c)	55,902
436	Whiting Petroleum Corp.(b)(c)	14,388

		1,417,679

	Paper & Forest Products — 0.3%
1,058	International Paper Co.(d)	56,688

	Pharmaceuticals — 6.0%
2,096	AbbVie, Inc.(d)	137,162
392	Actavis PLC(b)(d)	100,905
407	Allergan, Inc.(d)	86,524
1,974	Bristol-Myers Squibb Co.(d)	116,525
1,314	Eli Lilly & Co.(d)	90,653
3,046	Johnson & Johnson(d)	318,520
3,240	Merck & Co., Inc.(d)	184,000
6,870	Pfizer, Inc.(d)	214,000

		1,248,289

	Professional Services — 0.1%
302	Manpowergroup, Inc.(d)	20,587

	REITs – Apartments — 0.5%
310	Essex Property Trust, Inc.(d)	64,046
1,339	UDR, Inc.(c)	41,268

		105,314

	REITs – Diversified — 0.9%
802	American Tower Corp.(d)	79,278
805	Crown Castle International Corp.(d)	63,354
2,752	Duke Realty Corp.(d)	55,590

		198,222

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of December 31, 2014

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	REITs – Mortgage — 0.2%
1,400	American Capital Agency Corp.(d)	$30,562
1,834	Annaly Capital Management, Inc.(c)	19,826

		50,388

	REITs – Office Property — 0.2%
391	SL Green Realty Corp.(c)	46,537

	REITs – Shopping Centers — 0.3%
3,016	DDR Corp.(c)	55,374

	REITs – Single Tenant — 0.1%
617	Realty Income Corp.(c)	29,437

	REITs – Storage — 0.2%
781	Extra Space Storage, Inc.(d)	45,798

	Road & Rail — 1.4%
2,029	CSX Corp.(d)	73,511
250	J.B. Hunt Transport Services, Inc.(c)	21,062
572	Norfolk Southern Corp.(d)	62,697
1,176	Union Pacific Corp.(d)	140,097

		297,367

	Semiconductors & Semiconductor Equipment — 2.5%
3,073	Applied Materials, Inc.(d)	76,579
5,777	Intel Corp.(d)	209,647
775	Maxim Integrated Products, Inc.(c)	24,699
1,683	Micron Technology, Inc.(b)(d)	58,922
458	NXP Semiconductors NV(b)(d)	34,991
2,076	Texas Instruments, Inc.(d)	110,994

		515,832

	Software — 3.7%
896	Adobe Systems, Inc.(b)(d)	65,139
440	Check Point Software Technologies Ltd.(b)(d)	34,571
9,229	Microsoft Corp.(d)	428,687
3,711	Oracle Corp.(d)	166,884
863	Salesforce.com, Inc.(b)(c)	51,184
207	ServiceNow, Inc.(b)(d)	14,045
251	Workday, Inc., Class A(b)(c)	20,484

		780,994

	Specialty Retail — 2.4%
234	Advance Auto Parts, Inc.(d)	37,272
830	Foot Locker, Inc.(d)	46,629
1,764	Home Depot, Inc. (The)(d)	185,167
1,654	Lowe’s Cos., Inc.(d)	113,795
196	Signet Jewelers Ltd.(c)	25,788
1,234	TJX Cos., Inc. (The)(d)	84,628
228	Williams-Sonoma, Inc.(c)	17,255

		510,534

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of December 31, 2014

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 4.5%
6,581	Apple, Inc.(d)	$726,411
2,990	EMC Corp.(d)	88,923
2,393	Hewlett-Packard Co.(d)	96,031
674	NCR Corp.(b)(c)	19,640

		931,005

	Textiles, Apparel & Luxury Goods — 0.7%
359	Hanesbrands, Inc.(d)	40,072
1,201	NIKE, Inc., Class B(d)	115,476

		155,548

	Thrifts & Mortgage Finance — 0.1%
1,019	New York Community Bancorp, Inc.(c)	16,304

	Tobacco — 1.4%
3,192	Altria Group, Inc.(d)	157,270
1,782	Philip Morris International, Inc.(d)	145,144

		302,414

	Water Utilities — 0.2%
731	American Water Works Co., Inc.(c)	38,962

	Total Common Stocks (Identified Cost $19,467,927)	19,894,687

Principal Amount
Short-Term Investments — 17.4%
$3,636,299	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $3,636,301 on 1/2/2015 collateralized by $3,765,000 U.S. Treasury Note, 0.750% due 2/28/2018 valued at $3,713,231 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,636,299)	3,636,299

	Total Investments — 112.5% (Identified Cost $23,104,226)(a)	23,530,986
	Other assets less liabilities — (12.5)%	(2,619,162)

	Net Assets — 100.0%	$20,911,824

Contracts
Written Options — (1.7%)
	Index Options — (1.7%)
6	On S&P 500® Index, Call expiring January 02, 2015 at 2060	$(4,410)
5	On S&P 500® Index, Call expiring January 09, 2015 at 2090	(2,275)
6	On S&P 500® Index, Call expiring January 17, 2015 at 2000	(41,760)
9	On S&P 500® Index, Call expiring January 17, 2015 at 2025	(44,010)
7	On S&P 500® Index, Call expiring January 17, 2015 at 2050	(21,280)
11	On S&P 500® Index, Call expiring January 17, 2015 at 2100	(6,325)
14	On S&P 500® Index, Call expiring February 20, 2015 at 2025	(91,560)
13	On S&P 500® Index, Call expiring February 20, 2015 at 2050	(62,790)
25	On S&P 500® Index, Call expiring February 20, 2015 at 2075	(83,500)

	Total Written Options (Premiums Received $424,650)	$(357,910)

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of December 31, 2014

Gateway Equity Call Premium Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
At December 31, 2014, the net unrealized appreciation on investments based on a cost of $23,103,863 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$689,230
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(262,107)

	Net unrealized appreciation	$427,123

(b)	Non-income producing security.
(c)	All of this security has been pledged as collateral for outstanding options.
(d)	A portion of this security has been pledged as collateral for outstanding options.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at December 31, 2014

Oil, Gas & Consumable Fuels	6.8%
Pharmaceuticals	6.0
Banks	5.9
Technology Hardware, Storage & Peripherals	4.5
Media	3.8
Software	3.7
Internet Software & Services	3.1
Biotechnology	2.9
IT Services	2.8
Aerospace & Defense	2.8
Semiconductors & Semiconductor Equipment	2.5
Food & Staples Retailing	2.4
Specialty Retail	2.4
Health Care Providers & Services	2.3
Chemicals	2.3
Capital Markets	2.2
Diversified Telecommunication Services	2.2
Industrial Conglomerates	2.2
Household Products	2.1
Other Investments, less than 2% each	32.2
Short-Term Investments	17.4

Total Investments	112.5
Other assets less liabilities (including open written options)	(12.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 65.6% of Net Assets
Non-Convertible Bonds — 62.0%
	ABS Car Loan — 0.5%
$2,259,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class D, 3.310%, 10/08/2019(b)	$2,295,835
2,280,000	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.060%, 5/15/2019	2,273,416
2,455,000	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.990%, 9/17/2018	2,448,995

		7,018,246

	ABS Credit Card — 3.5%
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 0.581%, 2/16/2021(b)(c)	3,157,809
1,860,000	American Express Credit Account Master Trust, Series 2013-3, Class A, 0.980%, 5/15/2019(b)	1,859,358
1,015,000	American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 4/15/2020	1,015,921
2,695,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.430%, 6/15/2020	2,689,745
2,295,000	American Express Credit Account Master Trust, Series 2014-5, Class A, 0.451%, 5/15/2020(c)	2,294,897
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 0.541%, 6/15/2021(b)(c)	2,048,389
3,075,000	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/2019(b)	3,063,675
6,600,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.010%, 10/15/2018(b)	6,599,874
6,640,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.380%, 11/15/2019	6,613,613
3,780,000	Chase Issuance Trust, Series 2014-A8, Class A, 0.411%, 11/15/2018(c)	3,780,344
3,165,000	Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.320%, 9/07/2018(b)	3,182,547
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 0.592%, 9/10/2020(b)(c)	5,823,707
3,000,000	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.230%, 4/24/2019(b)	2,995,299
3,045,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 4/09/2020	3,049,348

		48,174,526

	ABS Home Equity — 11.6%
1,044,928	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 2.677%, 3/25/2035(b)(c)	1,016,863
1,227,681	Adjustable Rate Mortgage Trust, Series 2004-5, Class 5A1, 2.582%, 4/25/2035(b)(c)	1,199,924
2,132,410	Adjustable Rate Mortgage Trust, Series 2004-5, Class 6A1, 2.564%, 4/25/2035(b)(c)	2,117,300
891,249	Alternative Loan Trust, Series 2003-9T1, Class A7, 5.500%, 7/25/2033(b)	896,772
1,085,303	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033(b)	1,120,038
652,708	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035	666,524
2,241,428	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025(b)	2,283,685
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	306,110

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$400,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A	$399,878
1,323,400	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033(b)	1,363,045
1,453,089	Banc of America Alternative Loan Trust, Series 2003-10, Class 1A1, 5.500%, 12/25/2033(b)	1,494,712
2,182,020	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033(b)	2,238,447
1,779,094	Banc of America Alternative Loan Trust, Series 2005-6, Class CB7, 5.250%, 7/25/2035(b)	1,599,850
806,799	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.620%, 7/25/2037, 144A(c)	583,201
2,097,103	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.486%, 11/20/2034(b)(c)	1,989,629
815,888	Banc of America Funding Trust, Series 2005-5, Class A1, 5.500%, 9/25/2035(b)	851,415
1,617,966	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035(b)	1,658,743
2,880,536	Bayview Opportunity Master Fund Trust, Series 2014-18NP, Class A, 3.228%, 7/28/2034, 144A(b)(c)	2,888,157
786,966	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.663%, 9/25/2034(c)	747,048
1,752,044	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1, 2.557%, 2/25/2036(c)	1,365,950
1,744,033	Chase Mortgage Finance Trust, Series 2007-A1, Class 3A1, 2.541%, 2/25/2037(b)(c)	1,717,326
1,639,655	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036(b)	1,663,548
971,160	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.552%, 5/25/2035(b)(c)	934,194
575,258	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	516,305
2,846,147	CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A1, 6.000%, 9/25/2036(b)	2,495,906
1,085,779	CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A3, 6.000%, 6/25/2037	897,375
1,997,094	CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.000%, 6/25/2037(b)	1,650,558
1,855,000	Colony American Homes, Series 2014-1A, Class C, 2.100%, 5/17/2031, 144A(b)	1,805,690
1,721,889	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033(b)	1,755,097
1,116,885	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034(b)	1,180,862
4,116,475	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034(b)	4,112,894
1,073,055	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(b)	1,107,175
103,368	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.527%, 8/25/2034(d)	106,097

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$1,175,643	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.380%, 5/25/2035(b)(c)	$994,196
935,304	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	883,878
725,473	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	489,474
817,629	Countrywide Alternative Loan Trust, Series 2007-4, Class 1A7, 5.750%, 4/25/2037	737,348
1,444,561	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 8A1, 2.582%, 8/25/2034(b)(c)	1,344,645
218,752	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.396%, 9/20/2034(c)	208,286
491,630	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.440%, 4/25/2035(c)	423,942
1,612,219	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-21, Class A17, 5.500%, 10/25/2035(b)	1,509,745
1,814,526	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-10, Class 1A16, 6.000%, 5/25/2036(b)	1,661,222
887,566	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 2.515%, 11/25/2033(c)	854,048
702,881	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 2.544%, 12/25/2033(c)	680,102
2,391,366	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR3, Class 3A1, 2.550%, 5/25/2034(b)(c)	2,360,661
253,829	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028	256,521
1,206,072	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A4, 5.500%, 11/25/2035(b)	1,071,825
581,704	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1, 6.500%, 10/25/2021	505,420
1,115,655	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-3, Class 4A4, 5.250%, 6/25/2035(b)	1,129,241
1,148,665	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-5, Class 1A4, 5.500%, 11/25/2035(b)	1,086,235
1,293,628	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/2018, 144A(b)	1,303,675
2,015,000	Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M2, 2.370%, 2/25/2024(c)	1,980,354
1,785,000	Federal Home Loan Mortgage Corp., Series 2014-DN2, Class M2, 1.820%, 4/25/2024(c)	1,729,254
202,335	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	203,081
2,046,494	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.738%, 6/19/2035(b)(c)	2,040,352
855,067	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 2.959%, 7/19/2035(c)	815,826
277,314	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.757%, 12/25/2034(c)	265,660
1,722,281	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.733%, 12/25/2034(b)(c)	1,710,302

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$767,123	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 2.470%, 7/25/2035(c)	$712,075
2,653,647	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.687%, 9/25/2035(b)(c)	2,668,425
1,612,743	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036(b)	1,311,627
2,408,169	Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A, 0.280%, 5/25/2037(b)(c)	1,731,924
1,187,165	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 0.950%, 12/25/2034(b)(c)	999,534
2,561,935	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.810%, 7/25/2045(b)(c)	2,250,150
3,035,000	Invitation Homes Trust, Series 2014-SFR1, Class B, 1.662%, 6/17/2031, 144A(b)(c)	3,004,340
2,967,728	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 3A1, 2.488%, 3/25/2036(b)(c)	2,569,699
1,265,841	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 1.990%, 11/25/2033(c)	1,249,311
2,690,046	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 2.408%, 4/25/2035(b)(c)	2,602,431
933,984	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 2.658%, 6/25/2035(c)	945,125
1,081,766	JPMorgan Mortgage Trust, Series 2005-A5, Class 1A2, 2.653%, 8/25/2035(b)(c)	1,076,095
2,777,323	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A9, 6.000%, 1/25/2036(b)	2,548,080
1,853,361	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 2.408%, 2/25/2036(b)(c)	1,647,321
3,371,871	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A4, 2.695%, 1/25/2037(b)(c)	3,060,445
2,784,021	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.750%, 3/25/2037(b)	2,409,701
2,544,012	Lehman XS Trust, Series 2006-4N, Class A2A, 0.390%, 4/25/2046(b)(c)	1,866,893
65	Lehman XS Trust, Series 2006-12N, Class A2A1, 0.320%, 8/25/2046(c)(d)	63
447,945	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 2.542%, 5/25/2034(c)(d)	434,092
3,039,521	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 2.494%, 7/25/2034(b)(c)	3,054,570
685,597	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 2.584%, 4/25/2036(c)	657,961
602,146	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.330%, 1/25/2047(c)	468,304
921,172	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(b)	954,580
999,686	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(b)	1,044,434
1,126,436	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(b)	1,187,565
2,536,162	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034(b)	2,596,490
271,341	MASTR Alternative Loan Trust, Series 2004-12, Class 6A2, 5.250%, 12/25/2034(d)	271,022
1,972,667	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037(b)	1,589,180
1,820,208	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A8, 6.000%, 3/25/2037(b)	1,466,360

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$386,174	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 2.120%, 5/25/2036(c)	$383,148
1,135,983	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(b)	1,073,099
2,423,491	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(b)	2,463,297
772,628	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.396%, 10/25/2035(c)	752,276
2,424,368	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035(b)	2,121,198
926,180	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036(b)	942,920
1,755,176	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.358%, 6/25/2034(c)	1,734,897
1,140,625	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.630%, 9/25/2034(b)(c)	1,130,051
6,613,040	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 2A, 2.414%, 11/25/2034(b)(c)	6,549,826
706,413	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.480%, 7/25/2035(c)	523,072
1,405,554	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034(b)	1,477,766
736,895	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035	753,308
2,018,370	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.395%, 1/25/2035(b)(c)	2,026,565
709,133	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034	737,367
6,150,000	WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3, 2.362%, 8/25/2035(c)	6,042,406
1,342,018	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.163%, 9/25/2046(b)(c)	1,223,998
2,879,562	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.913%, 1/25/2047(b)(c)	2,592,236
373,702	Wells Fargo Mortgage Backed Securities Trust, Series 2003-J, Class 1A9, 2.612%, 10/25/2033(c)	374,956
1,283,732	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 2.637%, 2/25/2034(b)(c)	1,286,389
492,947	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	509,908
650,014	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	663,018
2,319,860	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036(b)	2,293,901
937,268	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.614%, 6/25/2035(b)(c)	940,430

		157,949,440

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — 2.3%
$3,616,204	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A	$3,613,582
1,144,082	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A(b)	1,161,962
3,410,000	GCA2014 Holdings Ltd., Zero Coupon, 1/05/2030, 144A(d)(e)	3,100,853
2,340,000	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)	2,340,000
850,000	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)	850,000
1,495,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A(b)	1,494,970
1,995,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A(b)	2,002,820
745,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A	745,462
6,475,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.310%, 9/18/2024, 144A(b)	6,509,317
366,198	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	371,367
1,460,806	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A(b)	1,457,228
3,100,876	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A(b)	3,082,132
1,895,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A(b)	1,893,431
3,308,083	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(b)	3,348,462

		31,971,586

	ABS Student Loan — 0.0%
590,000	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1.405%, 8/25/2032, 144A(c)	590,678

	Aerospace & Defense — 1.2%
810,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	824,175
2,340,000	KLX, Inc., 5.875%, 12/01/2022, 144A	2,363,400
6,003,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A(b)	5,702,850
825,000	Rockwell Collins, Inc., 0.591%, 12/15/2016(c)	825,134
5,905,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A(b)	5,314,500
1,035,000	Textron, Inc., 3.875%, 3/01/2025	1,036,823

		16,066,882

	Automotive — 3.3%
6,590,000	Daimler Finance North America LLC, 0.912%, 8/01/2016, 144A(b)(c)	6,625,105
5,250,000	Ford Motor Credit Co. LLC, 1.482%, 5/09/2016(b)(c)	5,295,686
5,455,000	General Motors Co., 5.200%, 4/01/2045	5,755,025
1,000,000	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021, 144A	1,000,000
5,960,000	Nissan Motor Acceptance Corp., 0.785%, 3/03/2017, 144A(b)(c)	5,978,959
6,640,000	Nissan Motor Acceptance Corp., 0.955%, 9/26/2016, 144A(b)(c)	6,678,333
10,650,000	Toyota Motor Credit Corp., 0.522%, 5/17/2016(b)(c)	10,670,405
3,210,000	Volkswagen International Finance NV, 0.672%, 11/18/2016, 144A(b)(c)	3,217,694

		45,221,207

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — 4.6%
$1,580,000	Ally Financial, Inc., 8.000%, 3/15/2020	$1,864,400
3,310,000	Bank of America Corp., 1.271%, 1/15/2019(b)(c)	3,357,025
6,825,000	Bank of America Corp., MTN, 4.200%, 8/26/2024	6,952,798
12,955,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A(b)	12,573,022
9,280,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)(b)	7,177,465
5,000,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024	5,045,695
7,200,000	Morgan Stanley, 4.350%, 9/08/2026	7,243,020
11,135,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(b)	12,119,401
6,150,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A(b)	6,183,708

		62,516,534

	Brokerage — 0.2%
3,085,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	2,822,775

	Building Materials — 0.4%
3,660,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A(b)	3,074,400
3,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)(b)	1,239,749
1,790,000	Owens Corning, 4.200%, 12/01/2024	1,766,490

		6,080,639

	Cable Satellite — 1.5%
1,890,000	DISH DBS Corp., 5.875%, 7/15/2022	1,937,250
5,650,000	DISH DBS Corp., 5.875%, 11/15/2024, 144A	5,678,250
6,020,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	6,188,217
6,430,000	Unitymedia KabelBW GmbH, 6.125%, 1/15/2025, 144A	6,638,975

		20,442,692

	Chemicals — 0.6%
2,596,000	Albemarle Corp., 4.150%, 12/01/2024	2,637,552
3,170,000	Hercules, Inc., 6.500%, 6/30/2029(b)	2,853,000
2,950,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	2,787,750

		8,278,302

	Collateralized Mortgage Obligations — 0.4%
12,135,613	Government National Mortgage Association, Series 2012-78, Class IO, 1.047%, 6/16/2052(c)(f)	806,072
72,147,722	Government National Mortgage Association, Series 2012-135, Class IO, 1.047%, 1/16/2053(b)(c)(f)	5,272,772

		6,078,844

	Construction Machinery — 1.3%
17,660,000	Caterpillar Financial Services Corp., MTN, 0.474%, 2/26/2016(b)(c)	17,679,037

	Consumer Cyclical Services — 0.9%
1,180,000	IHS, Inc., 5.000%, 11/01/2022, 144A	1,168,200
2,960,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	2,878,600
8,260,000	ServiceMaster Co. LLC (The), 7.000%, 8/15/2020(b)	8,549,100

		12,595,900

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — 1.5%
4,205,000	Cia de Eletricidade do Estado da Bahia, 11.750%, 4/27/2016, 144A, (BRL)(b)	$1,543,141
5,600,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	5,631,360
11,740,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(b)	13,633,075

		20,807,576

	Finance Companies — 2.8%
8,365,000	Air Lease Corp., 4.250%, 9/15/2024	8,427,737
475,000	CIT Group, Inc., 5.000%, 8/01/2023	488,063
4,700,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(b)(g)	5,469,625
12,535,000	iStar Financial, Inc., 4.000%, 11/01/2017(b)	12,190,287
11,630,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A(b)	11,048,500

		37,624,212

	Financial Other — 1.2%
630,000	Corporacion Financiera de Desarrollo S.A., 3.250%, 7/15/2019, 144A	630,000
1,240,000	Corporacion Financiera de Desarrollo S.A., (fixed rate to 7/15/2024, variable rate thereafter), 5.250%, 7/15/2029, 144A(b)	1,258,848
6,100,000	Hyundai Capital Services, Inc., 1.043%, 3/18/2017, 144A(b)(c)	6,087,763
8,700,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A(b)	8,830,500

		16,807,111

	Food & Beverage — 0.6%
10,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(b)	3,514,408
2,300,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	768,339
3,500,000	General Mills, Inc., 0.533%, 1/29/2016(b)(c)	3,500,858

		7,783,605

	Gaming — 0.8%
10,215,000	MGM Resorts International, 6.000%, 3/15/2023	10,266,075

	Government Owned - No Guarantee — 1.9%
18,670,000,000	Financiera de Desarrollo Territorial S.A. Findeter, 7.875%, 8/12/2024, 144A, (COP)(b)	7,941,722
12,700,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	10,353,675
6,000,000	Petroleos de Venezuela S.A., 5.500%, 4/12/2037	2,064,000
700,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(b)	5,040,617

		25,400,014

	Healthcare — 0.8%
1,620,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A(b)	1,458,000
2,095,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	2,115,950
4,675,000	HCA, Inc., 4.250%, 10/15/2019	4,745,125
1,225,000	Kindred Escrow Corp. II , 8.000%, 1/15/2020, 144A	1,301,562
510,000	Omnicare, Inc., 4.750%, 12/01/2022	516,375
420,000	Omnicare, Inc., 5.000%, 12/01/2024	430,500

		10,567,512

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — 2.1%
$635,000	Antero Resources Corp., 5.125%, 12/01/2022, 144A	$598,488
150,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	127,500
155,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	131,750
905,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	714,950
240,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	211,200
45,000	California Resources Corp., 5.500%, 9/15/2021, 144A	38,475
2,905,000	California Resources Corp., 6.000%, 11/15/2024, 144A	2,454,725
2,880,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,800,800
140,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	148,750
2,575,000	Cimarex Energy Co., 4.375%, 6/01/2024	2,459,125
365,000	Concho Resources, Inc., 5.500%, 10/01/2022	368,650
825,000	Concho Resources, Inc., 5.500%, 4/01/2023	828,877
295,000	Continental Resources, Inc., 3.800%, 6/01/2024	263,891
210,000	Continental Resources, Inc., 4.500%, 4/15/2023	199,742
925,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	825,562
180,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	164,250
645,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	583,725
1,260,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,146,600
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(h)	73,854
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(h)	5,481
3,325,000	QEP Resources, Inc., 5.250%, 5/01/2023	3,108,875
145,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	132,690
90,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	81,000
310,000	Rosetta Resources, Inc., 5.875%, 6/01/2024	275,900
1,440,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	1,339,200
1,238,000	SM Energy Co., 5.000%, 1/15/2024	1,070,870
1,662,000	SM Energy Co., 6.125%, 11/15/2022, 144A	1,562,280
35,000	SM Energy Co., 6.625%, 2/15/2019	34,300
575,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	494,500
400,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	374,000
2,835,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	2,629,462
3,255,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	3,141,075

		28,390,547

	Industrial Other — 0.2%
2,200,000	Alfa SAB de CV, 6.875%, 3/25/2044, 144A(b)	2,400,750

	Integrated Energy — 0.7%
2,935,000	BP Capital Markets PLC, 0.652%, 11/07/2016(b)(c)	2,935,490
6,595,000	Chevron Corp., 0.402%, 11/15/2017(c)	6,587,310

		9,522,800

	Leisure — 0.1%
1,635,000	24 Hour Holdings III LLC, 8.000%, 6/01/2022, 144A(b)	1,308,000

	Life Insurance — 1.0%
8,600,000	Assicurazioni Generali SpA, EMTN, (fixed rate to 12/12/2022, variable rate thereafter), 7.750%, 12/12/2042, (EUR)(b)	13,008,040

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Lodging — 0.4%
$3,565,000	Choice Hotels International, Inc., 5.750%, 7/01/2022	$3,823,462
2,105,000	Host Hotels & Resorts LP, 5.250%, 3/15/2022(b)	2,297,216

		6,120,678

	Media Entertainment — 0.6%
3,255,000	CCOH Safari LLC, 5.500%, 12/01/2022	3,303,825
3,175,000	CCOH Safari LLC, 5.750%, 12/01/2024	3,210,719
27,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(b)	1,583,993

		8,098,537

	Metals & Mining — 0.5%
515,000	ArcelorMittal, 7.500%, 10/15/2039	533,025
6,130,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	6,175,975

		6,709,000

	Midstream — 0.6%
3,225,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	3,233,062
2,905,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	2,796,063
180,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	163,800
690,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	665,850
1,120,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	1,134,000

		7,992,775

	Non-Agency Commercial Mortgage-Backed Securities — 4.0%
950,000	Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class E, 6.580%, 5/11/2039, 144A(c)	974,003
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 2.661%, 8/15/2029, 144A(c)	1,601,584
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class E, 3.831%, 8/15/2029, 144A(c)	1,596,176
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 5.535%, 4/15/2044, 144A(b)(c)	5,056,801
2,765,000	Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 5/10/2035, 144A(b)(c)	2,670,086
2,135,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.303%, 10/15/2031, 144A(c)(e)	2,140,807
850,000	Commercial Mortgage Trust, Series 2014-SAVA, Class A, 1.311%, 6/15/2034, 144A(c)	849,544
855,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 1.911%, 6/15/2034, 144A(c)	852,294
1,605,000	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.561%, 6/15/2034, 144A(b)(c)	1,604,324
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.557%, 11/10/2046, 144A(b)(c)	2,765,241
1,300,000	Del Coronado Trust, Series 2013-HDMZ, Class M, 5.161%, 3/15/2018, 144A(b)(c)	1,301,040

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$7,430,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.053%, 12/05/2031, 144A(b)(c)	$7,636,547
6,295,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)(c)	6,431,576
1,915,000	Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/2030, 144A(b)	1,935,152
1,460,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/05/2030, 144A(b)	1,493,270
1,580,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(b)(c)	1,618,810
1,520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	1,575,544
945,264	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWMZ, Class M, 6.161%, 4/15/2018, 144A(c)	945,547
1,325,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.592%, 4/12/2049(b)(c)	1,409,744
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.304%, 6/15/2044, 144A(b)(c)	2,240,302
2,280,000	SCG Trust, Series 2013-SRP1, Class B, 2.656%, 11/15/2026, 144A(b)(c)	2,285,835
2,200,000	SCG Trust, Series 2013-SRP1, Class C, 3.411%, 11/15/2026, 144A(b)(c)	2,207,775
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.466%, 2/15/2044, 144A(b)(c)	2,784,942

		53,976,944

	Oil Field Services — 0.9%
9,680,000	Oceaneering International, Inc., 4.650%, 11/15/2024	9,478,201
3,310,000	Shell International Finance BV, 0.442%, 11/15/2016(b)(c)	3,311,172

		12,789,373

	Pharmaceuticals — 0.5%
3,070,000	Johnson & Johnson, 0.306%, 11/28/2016(b)(c)	3,072,247
3,160,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	3,302,200

		6,374,447

	Property & Casualty Insurance — 0.4%
5,435,000	Old Republic International Corp., 4.875%, 10/01/2024	5,673,461

	Railroads — 0.3%
4,700,000	Canadian National Railway Co., 0.432%, 11/06/2015(b)(c)	4,701,504

	Retailers — 0.1%
1,080,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023(b)	1,322,297

	Supermarkets — 0.1%
935,000	SUPERVALU, Inc., 7.750%, 11/15/2022	916,300

	Technology — 2.9%
5,785,000	Equinix, Inc., 5.375%, 1/01/2022	5,839,379
4,900,000	Jabil Circuit, Inc., 4.700%, 9/15/2022(b)	4,875,500
10,955,000	Keysight Technologies, Inc., 4.550%, 10/30/2024, 144A	10,959,349
7,847,000	KLA-Tencor Corp., 4.650%, 11/01/2024	8,123,583
2,865,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	2,965,275
3,030,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A(b)	2,605,800
3,730,000	Sanmina Corp., 4.375%, 6/01/2019, 144A(b)	3,702,025

		39,070,911

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — 3.9%
1,475,000	Brazilian Government International Bond, 12.500%, 1/05/2016, (BRL)	$559,049
4,271,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	30,402,080
465,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(b)	3,304,525
405,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)(b)	3,160,215
1,700,500(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(b)	12,987,492
130,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(b)	1,012,660
7,091,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)(b)	2,447,518

		53,873,539

	Wireless — 0.3%
3,350,000	Altice S.A., 7.250%, 5/15/2022, 144A, (EUR)(b)	4,104,339

	Wirelines — 0.5%
2,875,000	Level 3 Communications, Inc., 5.750%, 12/01/2022, 144A	2,892,969
10,085,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	3,452,468

		6,345,437

	Total Non-Convertible Bonds (Identified Cost $864,974,956)	845,443,072

Convertible Bonds — 3.6%
	Automotive — 0.2%
755,000	TRW Automotive, Inc., 3.500%, 12/01/2015(b)	2,619,850

	Consumer Products — 0.3%
2,875,000	Jarden Corp., 1.125%, 3/15/2034, 144A(b)	3,221,797

	Energy — 0.1%
425,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	424,469
1,430,000	Peabody Energy Corp., 4.750%, 12/15/2066(b)	750,750

		1,175,219

	Home Construction — 0.1%
930,000	Lennar Corp., 3.250%, 11/15/2021, 144A	1,804,200

	Pharmaceuticals — 1.1%
449,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	527,856
1,168,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020(b)	1,431,530
1,600,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021, 144A(b)	1,799,000
1,125,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016(b)	4,656,094
1,670,000	Mylan, Inc., 3.750%, 9/15/2015(b)	7,057,837

		15,472,317

	Retailers — 0.5%
4,430,000	Priceline Group, Inc. (The), 0.350%, 6/15/2020(b)	4,939,450
2,295,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	2,185,987

		7,125,437

	Technology — 1.3%
1,810,000	Ciena Corp., 3.750%, 10/15/2018, 144A(b)	2,241,006
1,080,000	Finisar Corp., 0.500%, 12/15/2033	1,023,300
3,815,000	JDS Uniphase Corp., 0.625%, 8/15/2033(b)	4,029,594
2,045,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A(b)	2,428,437

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$915,000	Novellus Systems, Inc., 2.625%, 5/15/2041(b)	$2,097,638
2,360,000	Nuance Communications, Inc., 2.750%, 11/01/2031(b)	2,352,625
3,145,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A(b)	3,972,528

		18,145,128

	Total Convertible Bonds (Identified Cost $41,576,087)	49,563,948

	Total Bonds and Notes (Identified Cost $906,551,043)	895,007,020

Senior Loans — 15.4%
	Aerospace & Defense — 0.6%
2,855,000	BE Aerospace, Inc., 2014 Term Loan B, 4.000%, 12/16/2021(c)	2,837,870
1,849,062	Transdigm, Inc., Term Loan C, 3.750%, 2/28/2020(c)	1,813,394
2,997,891	Transdigm, Inc., Term Loan D, 3.750%, 6/04/2021(c)	2,940,421

		7,591,685

	Automotive — 0.6%
773,088	American Tire Distributors Holdings, Inc., Term Loan B, 5.750%, 6/01/2018(c)	771,155
901,778	Dealertrack Technologies, Inc., Term Loan B, 3.250%, 2/28/2021(c)	882,615
2,369,767	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(c)	2,356,923
92,523	Midas Intermediate Holdco II LLC, Delayed Draw Term Loan, 4.750%, 8/18/2021(c)	92,022
821,138	Midas Intermediate Holdco II LLC, Term Loan B, 4.750%, 8/18/2021(c)	816,687
3,367,110	Visteon Corp., Delayed Draw Term Loan B, 3.500%, 4/09/2021(c)	3,308,186

		8,227,588

	Building Materials — 1.1%
3,154,030	ABC Supply Co., Inc., Term Loan, 3.500%, 4/16/2020(c)	3,050,546
2,408,636	Continental Building Products LLC, 1st Lien Term Loan, 4.000%, 8/28/2020(c)	2,362,463
3,311,509	HD Supply, Inc., Term Loan B, 6/28/2018(i)	3,275,645
3,278,963	Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 9/28/2020(c)	3,228,139
2,790,178	Wilsonart LLC, Term Loan B, 4.000%, 10/31/2019(c)	2,702,985

		14,619,778

	Cable Satellite — 0.3%
1,057,390	Charter Communications Operating LLC, Term Loan G, 4.250%, 9/12/2021(c)	1,063,343
3,295,000	Virgin Media Bristol LLC, USD Term Loan B, 3.500%, 6/07/2020(c)	3,231,110

		4,294,453

	Chemicals — 0.3%
1,603,577	Arysta LifeScience SPC LLC, 1st Lien Term Loan, 4.500%, 5/29/2020(c)	1,591,550
1,552,186	Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan, 3.750%, 2/01/2020(c)	1,508,290
441,893	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(c)	430,845
1,182,000	MacDermid, Inc., USD 1st Lien Term Loan, 4.000%, 6/07/2020(c)	1,156,883

		4,687,568

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — 0.9%
$2,516,786	Creative Artists Agency LLC, Term Loan B, 6.750%, 12/17/2021(c)	$2,516,786
292,417	Garda World Security Corp., Delayed Draw Term Loan, 4.000%, 11/06/2020(c)	284,741
1,143,083	Garda World Security Corp., New Term Loan B, 4.000%, 11/06/2020(c)	1,113,077
3,326,749	Realogy Corp., New Term Loan B, 3/05/2020(i)	3,251,897
5,160,755	ServiceMaster Co., 2014 Term Loan B, 4.250%, 7/01/2021(c)	5,057,540
615,228	Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/2019(c)	604,080

		12,828,121

	Consumer Products — 0.4%
637,621	Bauer Performance Sports Ltd., Term Loan B, 4.000%, 4/15/2021(c)	627,662
423,100	Libbey Glass, Inc., Term Loan B, 3.750%, 4/09/2021(c)	415,962
2,058,791	SRAM LLC, New Term Loan B, 4.013%, 4/10/2020(j)	1,991,880
2,269,503	Tempur-Pedic International, Inc., Refi Term Loan B, 3.500%, 3/18/2020(c)	2,219,868

		5,255,372

	Diversified Manufacturing — 0.1%
619,323	Doncasters Finance U.S. LLC, USD Term Loan, 4.500%, 4/09/2020(c)	613,520
92,368	WESCO Distribution, Inc., Term Loan B, 3.750%, 12/12/2019(c)	91,636

		705,156

	Electric — 0.4%
1,823,235	Calpine Construction Finance Co. LP, Original Term Loan B1, 3.000%, 5/03/2020(c)	1,750,305
3,313,070	Calpine Corp., Term Loan B3, 4.000%, 10/09/2019(c)	3,265,461

		5,015,766

	Finance Companies — 0.1%
1,008,550	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(c)	992,584

	Financial Other — 0.3%
1,729,999	American Beacon Advisors, Inc., Term Loan B, 4.750%, 11/22/2019(c)	1,704,049
1,077,600	Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 4/23/2020(c)	1,064,130
1,232,550	Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 1/04/2021(c)	1,206,346
576,177	Harbourvest Partners LLC, New Term Loan, 3.250%, 2/04/2021(c)	555,290

		4,529,815

	Food & Beverage — 0.6%
2,679,750	Aramark Services, Inc., USD Term Loan F, 3.250%, 2/24/2021(c)	2,631,193
5,111,375	Big Heart Pet Brands, New Term Loan, 3.500%, 3/08/2020(c)	4,881,363
821,904	Reddy Ice Corp., 1st Lien Term Loan, 6.751%, 5/01/2019(j)	723,276

		8,235,832

	Health Insurance — 0.2%
3,001,014	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.750%, 3/01/2021(c)	2,910,984

	Healthcare — 0.7%
369,164	Amsurg Corp., 1st Lien Term Loan B, 3.750%, 7/16/2021(c)	365,472
747,836	Community Health Systems, Inc., Term Loan D, 1/27/2021(i)	745,188

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$1,331,654	DaVita HealthCare Partners, Inc., Term Loan B, 3.500%, 6/24/2021(c)	$1,315,315
3,044,488	Millennium Laboratories, Inc., Term Loan B, 5.250%, 4/16/2021(c)	3,024,181
1,492,500	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 6/30/2021(c)	1,466,008
1,430,289	Planet Fitness Holdings LLC, Term Loan, 4.750%, 3/31/2021(c)	1,408,835
1,716,094	Renaissance Learning, Inc., New 1st Lien Term Loan, 4.500%, 4/09/2021(c)	1,671,767

		9,996,766

	Industrial Other — 1.5%
1,089,014	Brickman Group Ltd. LLC, 1st Lien Term Loan, 4.000%, 12/18/2020(c)	1,055,320
2,315,610	Crosby U.S. Acquisition Corp., 1st Lien Term Loan, 3.750%, 11/23/2020(c)	2,153,517
1,643,880	Gates Global, Inc., Term Loan B, 4.250%, 7/05/2021(c)	1,596,619
1,733,788	Generac Power Systems, Inc., Term Loan B, 5/31/2020(i)	1,677,440
2,612,800	Generac Power Systems, Inc., Term Loan B, 3.250%, 5/31/2020(c)	2,527,884
515,389	Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/2019(c)	508,947
1,930,485	Pinnacle Operating Corp., Term Loan, 4.750%, 11/15/2018(c)	1,906,354
6,053,422	Silver II U.S. Holdings LLC, Term Loan, 4.000%, 12/13/2019(c)	5,612,673
749,541	Virtuoso U.S. LLC, USD Term Loan, 4.750%, 2/11/2021(c)	742,360
3,317,932	Zebra Technologies Corp., Term Loan B, 4.750%, 10/27/2021(c)	3,331,204

		21,112,318

	Leisure — 0.1%
1,803,935	Time, Inc., Term Loan B, 4.250%, 4/26/2021(c)	1,779,131

	Lodging — 0.4%
5,820,198	Hilton Worldwide Finance LLC, USD Term Loan B2, 3.500%, 10/26/2020(c)	5,745,001

	Media Entertainment — 0.5%
621,050	Sinclair Television Group, Inc., Term Loan B, 3.000%, 4/09/2020(c)	604,363
3,145,307	Springer Science+Business Media Deutschland GmbH, USD Term Loan B3, 4.750%, 8/14/2020(c)	3,086,993
2,609,582	Tribune Co., 2013 Term Loan, 4.000%, 12/27/2020(c)	2,565,558

		6,256,914

	Midstream — 0.1%
1,930,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(c)	1,855,560

	Other Utility — 0.2%
3,030,377	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(c)	2,944,527
160,706	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(c)	156,153

		3,100,680

	Packaging — 0.4%
3,741,311	Ardagh Holdings USA, Inc., Incremental Term Loan, 4.000%, 12/17/2019(c)	3,661,808
1,800,833	Signode Industrial Group U.S., Inc., USD Term Loan B, 3.750%, 5/01/2021(c)	1,720,930

		5,382,738

	Pharmaceuticals — 1.4%
2,256,398	Amneal Pharmaceuticals LLC, New Term Loan, 5.001%, 11/01/2019(j)	2,247,936
3,218,678	Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.169%, 2/27/2021(c)	3,170,397
986,545	IMS Health, Inc., New USD Term Loan, 3.500%, 3/17/2021(c)	961,882

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — continued
$1,554,190	JLL/Delta Dutch Newco BV, USD Term Loan, 4.250%, 3/11/2021(c)	$1,505,622
3,013,230	Mallinckrodt International Finance S.A., Term Loan B, 3.250%, 3/19/2021(c)	2,951,459
4,539,373	Quintiles Transnational Corp., Term Loan B3, 3.750%, 6/08/2018(c)	4,478,863
3,400,000	Valeant Pharmaceuticals International, Inc., Series E Term Loan B, 8/05/2020(i)	3,363,348

		18,679,507

	Property & Casualty Insurance — 0.5%
3,069,803	Hub International Ltd., Term Loan B, 4.250%, 10/02/2020(c)	2,966,197
3,319,468	Vertafore, Inc., 1st Lien Term Loan, 4.250%, 10/03/2019(c)	3,277,974

		6,244,171

	Restaurants — 0.4%
5,538,966	1011778 B.C. Unlimited Liability Co., 2014 Term Loan B, 4.500%, 12/12/2021(c)	5,515,204
246,429	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(c)	243,040

		5,758,244

	Retailers — 0.2%
322,607	Hillman Group, Inc. (The), Term Loan B, 4.500%, 6/30/2021(c)	317,768
1,906,161	Talbots, Inc. (The), 1st Lien Term Loan, 4.750%, 3/19/2020(c)	1,839,445

		2,157,213

	Supermarkets — 0.1%
798,889	Sprouts Farmers Markets Holdings LLC, New Term Loan, 4.000%, 4/23/2020(c)	794,895

	Technology — 1.7%
2,868,325	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(c)	2,772,724
1,519,314	BMC Foreign Holding Co., USD Term Loan, 5.000%, 9/10/2020(c)	1,466,138
2,936,958	BMC Software Finance, Inc., USD Term Loan, 5.000%, 9/10/2020(c)	2,850,699
1,102,117	Entegris, Inc., Term Loan B, 3.500%, 4/30/2021(c)	1,075,942
3,061,532	Infor (U.S.), Inc., USD Term Loan B5, 3.750%, 6/03/2020(c)	2,966,073
3,284,388	IQOR U.S., Inc., Term Loan B, 6.000%, 4/01/2021(c)	3,021,637
1,659,521	M/A-COM Technology Solutions Holdings, Inc., Term Loan, 4.500%, 5/07/2021(c)	1,651,223
3,619,944	MA FinanceCo. LLC, Term Loan B, 5.250%, 10/07/2021(c)	3,495,527
760,990	Microsemi Corp., Incremental Term Loan B2, 3.500%, 2/19/2020(c)	747,483
957,845	Nuance Communications, Inc., Term Loan C, 2.919%, 8/07/2019(c)	927,673
1,446,688	NXP BV, Term Loan D, 3.250%, 1/11/2020(c)	1,421,370
1,062,270	Oberthur Technologies of America Corp., USD Term Loan B2, 4.500%, 10/18/2019(c)	1,030,402

		23,426,891

	Transportation Services — 0.1%
783,130	FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/2019(c)	766,160
520,536	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(c)	506,221

		1,272,381

	Wireless — 0.4%
3,035,104	Asurion LLC, New Term Loan B1, 5.000%, 5/24/2019(c)	2,991,216
920,975	Asurion LLC, New Term Loan B2, 4.250%, 7/08/2020(c)	888,741
1,363,150	SBA Senior Finance II LLC, Term Loan B1, 3.250%, 3/24/2021(c)	1,332,193

		5,212,150

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — 0.8%
$2,114,040	Level 3 Financing, Inc., Incremental Term Loan B5, 4.500%, 1/31/2022(c)	$2,113,385
2,006,942	LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 4/13/2020(c)	1,960,541
4,350,000	Sable International Finance Ltd., Senior Term Loan, 11/06/2016(i)	4,328,250
3,041,283	Zayo Group LLC, Term Loan B, 4.000%, 7/02/2019(c)	3,004,483

		11,406,659

	Total Senior Loans (Identified Cost $213,624,792)	210,075,921

Loan Participations — 0.2%
	ABS Other — 0.2%
2,644,688	Rise Ltd., Series 2014-1, Class A, 4.750%, 2/15/2039(c)(e) (Identified Cost $2,664,523)	2,657,911

Shares
Preferred Stocks — 3.9%
Convertible Preferred Stocks — 2.5%
	Electric — 0.0%
9,050	NextEra Energy, Inc., 5.889%	605,807

	Energy — 0.2%
1,977	Chesapeake Energy Corp., Series A, 5.750%, 144A(b)(d)	2,023,954

	Food Products — 0.5%
128,521	Tyson Foods, Inc., 4.750%	6,469,747

	Metals & Mining — 0.4%
74,679	Alcoa, Inc., Series 1, 5.375%	3,767,556
131,000	ArcelorMittal, 6.000%(b)	2,266,300

		6,033,856

	REITs – Diversified — 0.13%
223,896	Weyerhaeuser Co., Series A, 6.375%(b)	12,918,799
50,834	Crown Castle International Corp., Series A, 4.500%(b)	5,235,394

		18,154,193

	REITs – Health Care — 0.0%
8,000	Health Care REIT, Inc., Series I, 6.500%	526,800

	REITs – Mortgage — 0.3%
67,436	iStar Financial, Inc., Series J, 4.500%(b)(d)	3,986,816

	Utility Other — 0.2%
17,432	Dominion Resources, Inc., 6.375%	906,638
11,055	Dominion Resources, Inc., Series A, 6.125%	663,411
9,938	Dominion Resources, Inc., Series B, 6.000%	597,473

		2,167,522

	Total Convertible Preferred Stocks (Identified Cost $37,734,185)	39,968,695

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
Non-Convertible Preferred Stocks — 1.4%
	Banking — 0.5%
6,776	Ally Financial, Inc., Series G, 7.000%, 144A(b)	$6,773,247

	Cable Satellite — 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(b)	4,191,500

	Property & Casualty Insurance — 0.2%
102,000	Montpelier Re Holdings Ltd., 8.875%(b)	2,742,780

	Total Non-Convertible Preferred Stocks (Identified Cost $13,188,468)	13,707,527

	Total Preferred Stocks (Identified Cost $50,922,653)	53,676,222

Common Stocks — 3.8%
	Automobiles — 0.4%
226,953	Ford Motor Co.	3,517,771
60,315	General Motors Co.(b)	2,105,597

		5,623,368

	Chemicals — 0.1%
54,452	Tronox Ltd., Class A(b)	1,300,314

	Communications Equipment — 0.5%
250,172	Cisco Systems, Inc.	6,958,534

	Food & Staples Retailing — 0.4%
35,903	CVS Health Corp.(b)	3,457,818
25,113	Wal-Mart Stores, Inc.(b)	2,156,704

		5,614,522

	Oil, Gas & Consumable Fuels — 0.7%
21,550	Exxon Mobil Corp.(b)	1,992,298
165,139	Kinder Morgan, Inc.	6,987,031

		8,979,329

	Pharmaceuticals — 0.7%
64,155	Eli Lilly & Co.(b)	4,426,054
29,105	Johnson & Johnson(b)	3,043,510
62,096	Pfizer, Inc.(b)	1,934,290

		9,403,854

	Semiconductors & Semiconductor Equipment — 0.1%
32,227	Texas Instruments, Inc.(b)	1,723,016

	Specialty Retail — 0.6%
39,070	Home Depot, Inc. (The)(b)	4,101,178
65,673	Lowe’s Cos., Inc.(b)	4,518,302

		8,619,480

	Technology Hardware, Storage & Peripherals — 0.2%
80,565	EMC Corp.(b)	2,396,003

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Tobacco — 0.1%
34,555	Altria Group, Inc.(b)	$1,702,525

	Total Common Stocks (Identified Cost $44,078,170)	52,320,945

Exchange Traded Funds — 0.8%
168,671	iShares® China Large-Cap ETF	7,020,087
23,015	iShares® Core S&P Mid-Cap ETF	3,332,572

	Total Exchange Traded Funds (Identified Cost $10,255,557)	10,352,659

Notional Amount/ Shares/ Units of Currency (†††)
Purchased Options — 0.3%
	Options on Securities — 0.0%
2,380,000	iShares® MSCI Japan ETF, Call, expiring March 20, 2015 at 12	249,900

	Over-the-Counter Options on Currency — 0.3%
45,750,000	CNH Put, expiring February 03, 2015 at 6.2000(l)	373,640
21,000,000	COP Put, expiring January 08, 2015 at 2122(m)	2,248,932
35,000,000	KRW Put, expiring January 08, 2015 at 1095(l)	181,300
35,000,000	KRW Put, expiring January 08, 2015 at 1175(l)	140
18,000,000	ZAR Put, expiring January 08, 2015 at 11.3850(l)	334,602

		3,138,614

	Total Purchased Options (Identified Cost $2,611,732)	3,388,514

Purchased Swaptions — 0.0%
	Interest Rate Swaptions — 0.0%
$1,375,000,000	1-year Interest Rate Swap Put, expiring 10/16/2015, Pay 28-day TIIE, Receive MXN 4.400%(k)	270,643
43,725,000	5-year Interest Rate Swap Call, expiring 2/23/2015, Pay 2.0725%, Receive 3-month LIBOR(l)	84,477
15,800,000	10-year Interest Rate Swap Call, expiring 2/23/2015, Pay 2.7350%, Receive 3-month LIBOR(l)	15,863

	Total Purchased Swaptions (Identified Cost $1,107,076)	370,983

Principal Amount (‡)
Short-Term Investments — 9.5%
$431,853	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2014 at 0.000% to be repurchased at $431,853 on 1/02/2015 collateralized by $436,200 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $440,518 including accrued interest (Note 2 of Notes to Financial Statements)	431,853

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — (continued)
$119,213,566	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $119,213,632 on 1/02/2015 collateralized by $4,550,000 U.S. Treasury Bond, 3.750% due 11/15/2043 valued at $5,482,750; $17,070,000 U.S. Treasury Note, 1.000% due 9/15/2017 valued at $17,134,013; $72,640,000 U.S. Treasury Note, 0.750% due 3/31/2018 valued at $71,625,655; $26,440,000 U.S. Treasury Inflation Indexed Note, 0.125% due 4/15/2018 valued at $27,034,900; $315,000 U.S. Treasury Note, 2.125% due 6/30/2021 valued at $321,300 including accrued interest (Note 2 of Notes to Financial Statements)	$119,213,566
9,400,000	U.S. Treasury Bills, 0.048%, 2/19/2015(n)(o)	9,399,784

	Total Short-Term Investments (Identified Cost $129,044,811)	129,045,203

	Total Investments — 99.5% (Identified Cost $1,360,860,357)(a)	1,356,895,378
	Other assets less liabilities — 0.5%	6,979,528

	Net Assets — 100.0%	$1,363,874,906

Shares/ Units of Currency (†††)
Written Options — (0.0%)
	Options on Securities — (0.0%)
35,900	CVS Health Corp., Call, expiring January 17, 2015 at 92.5000	$(148,985)
1,190,000	iShares® MSCI Japan ETF, Call, expiring March 20, 2015 at 13	(17,850)

		(166,835)

	Over-the-Counter Options on Currency — (0.0%)
70,000,000	KRW Put, expiring January 08, 2015 at 1150(l)	(2,240)

	Total Written Options (Premiums Received $443,011)	$(169,075)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Interest rate swaptions are expressed as notional amount. Options on securities are expressed as shares. Options on currency are expressed as units of currency.
(a)	Federal Tax Information:
	At December 31, 2014, the net unrealized depreciation on investments based on a cost of $1,361,658,141 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$39,399,480
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(44,162,243)

	Net unrealized depreciation	$(4,762,763)

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts, swap agreements or options.
(c)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(d)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2014, the value of these securities amounted to $13,112,897 or 1.0% of net assets.
(e)	Illiquid security. At December 31, 2014, the value of these securities amounted to $11,089,571 or 0.8% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(g)	Perpetual bond with no specified maturity date.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Position is unsettled. Contract rate was not determined at December 31, 2014 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at December 31, 2014.
(k)	Counterparty is Bank of America, N.A.
(l)	Counterparty is Deutsche Bank AG.
(m)	Counterparty is Citibank, N.A.
(n)	A portion of this security has been pledged as initial margin for open futures contracts.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $326,674,284 or 24.0% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
EUR	Euro
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar
ZAR	South African Rand

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

At December 31, 2014, the Fund had the following open bilateral credit default swap agreements:

Buy Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Bank of America, N.A.	Republic of Brazil	(1.00%)	12/20/2019	$5,200,000	$172,544	$225,625	$53,081	$(1,444)
Bank of America, N.A.	Republic of Brazil	(1.00%)	12/20/2019	1,725,000	59,564	74,847	15,283	(479)
Bank of America, N.A.	Republic of Brazil	(1.00%)	12/20/2019	2,325,000	63,581	100,880	37,299	(646)
Bank of America, N.A.	Republic of Venezuela	(5.00%)	9/20/2019	3,000,000	653,426	1,668,559	1,015,133	(4,167)
Citibank, N.A.	Republic of Brazil	(1.00%)	12/20/2019	3,450,000	98,920	149,693	50,773	(958)

Total						$2,219,604	$1,171,569	$(7,694)

Sell Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Bank of America, N.A.	Transocean, Inc.	1.00%	12/20/2019	6.47%	$1,775,000	$(220,267)	$(382,483)	$(162,216)	$493
Citibank, N.A.	Transocean, Inc.	1.00%	12/20/2019	6.47%	600,000	(102,245)	(129,290)	(27,045)	167
Citibank, N.A.	Transocean, Inc.	1.00%	12/20/2019	6.47%	3,150,000	(390,897)	(678,773)	(287,876)	875
Deutsche Bank AG	Transocean, Inc.	1.00%	12/20/2019	6.47%	2,660,000	(363,458)	(573,186)	(209,728)	739
JPMorgan Chase Bank N.A.	Transocean, Inc.	1.00%	12/20/2019	6.47%	1,215,000	(214,048)	(261,812)	(47,764)	338
JPMorgan Chase Bank N.A.	Transocean, Inc.	1.00%	12/20/2019	6.47%	4,075,000	(650,790)	(878,095)	(227,305)	1,132
JPMorgan Chase Bank N.A.	Transocean, Inc.	1.00%	12/20/2019	6.47%	2,025,000	(336,933)	(436,354)	(99,421)	563
Morgan Stanley Capital Services, Inc.	Transocean, Inc.	1.00%	12/20/2019	6.47%	810,000	(144,011)	(174,542)	(30,531)	225

Total							$(3,514,535)	$(1,091,886)	$4,532

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

At December 31, 2014, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection
Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
CDX.NA.HY* Series 23, 5-Year	5.00%	12/20/2019	3.56%	$10,100,000	$626,210	$454	$1,403
CDX.NA.HY* Series 23, 5-Year	5.00%	12/20/2019	3.56%	10,100,000	626,210	(6,565)	1,403
CDX.NA.HY* Series 23, 5-Year	5.00%	12/20/2019	3.56%	13,575,000	841,663	18,679	—

Total					$2,094,083	$12,568	$2,806

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

At December 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	1/08/2015	Australian Dollar	29,625,000	$24,180,559	$(605,701)
Sell[1]	1/26/2015	Brazilian Real	35,880,000	13,421,581	8,573
Sell[2]	1/15/2015	Colombian Peso	18,400,000,000	7,740,797	(70,935)
Buy[3]	1/02/2015	Euro	540,000	653,427	(19,579)
Buy[1]	1/02/2015	Euro	3,350,000	4,053,668	(22,042)
Buy[1]	1/05/2015	Euro	4,900,000	5,929,246	(76,170)
Sell[1]	1/02/2015	Euro	3,350,000	4,053,668	137,269
Sell[3]	1/02/2015	Euro	540,000	653,427	22,275
Sell[1]	1/05/2015	Euro	4,900,000	5,929,246	200,816
Sell[1]	1/22/2015	Euro	9,845,000	11,915,103	179,006
Sell[1]	1/29/2015	Euro	20,800,000	25,175,485	171,395
Sell[1]	2/02/2015	Euro	3,350,000	4,054,878	22,025
Buy[2]	1/20/2015	Japanese Yen	3,080,000,000	25,716,843	(415,191)
Sell[1]	1/08/2015	Malaysian Ringgit	44,000,000	12,580,983	140,560
Buy[1]	1/02/2015	Mexican Peso	870,300,000	58,988,393	(63,440)
Sell[1]	1/02/2015	Mexican Peso	870,300,000	58,988,393	4,375,738
Sell[1]	1/22/2015	Mexican Peso	5,362,500	363,092	5,320
Sell[1]	2/03/2015	Mexican Peso	870,300,000	58,884,783	54,273
Sell[2]	1/08/2015	New Taiwan Dollar	400,000,000	12,657,530	220,770
Sell[1]	1/08/2015	New Zealand Dollar	32,800,000	25,580,610	(141,914)
Sell[4]	1/20/2015	New Zealand Dollar	8,860,000	6,901,740	(67,844)
Buy[1]	1/05/2015	Singapore Dollar	17,000,000	12,833,579	(53,215)
Sell[1]	1/05/2015	Singapore Dollar	17,000,000	12,833,579	117,322
Buy[5]	1/08/2015	South Korean Won	13,500,000,000	12,280,272	45,362

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of December 31, 2014

Loomis Sayles Strategic Alpha Fund – (continued)

Contract to Buy/Sell (continued)	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[5]	1/08/2015	South Korean Won	28,400,000,000	$25,834,054	$(421,320)
Sell[1]	1/12/2015	Turkish Lira	27,000,000	11,537,929	257,615
Sell[2]	1/12/2015	Turkish Lira	17,000,000	7,264,622	162,851

Total					$4,163,819

1 Counterparty is Credit Suisse International.

2 Counterparty is Bank of America, N.A.

3 Counterparty is Deutsche Bank AG.

4 Counterparty is Citibank, N.A.

5 Counterparty is Barclays Bank PLC.

At December 31, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	3/20/2015	774	$79,427,880	$(3,364,895)

Industry Summary at December 31, 2014

ABS Home Equity	11.6%
Technology	5.9
Banking	5.1
Automotive	4.1
Non-Agency Commercial Mortgage-Backed Securities	4.0
Treasuries	3.9
Pharmaceuticals	3.7
ABS Credit Card	3.5
Finance Companies	2.9
ABS Other	2.5
Cable Satellite	2.1
Independent Energy	2.1
Other Investments, less than 2% each	38.6
Short-Term Investments	9.5

Total Investments	99.5
Other assets less liabilities (including open written options/swaptions, swap agreements, forward foreign currency contracts and futures contracts)	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  46

Statements of Assets and Liabilities

December 31, 2014

	Gateway Equity Call Premium Fund	Loomis Sayles Strategic Alpha Fund
ASSETS
Investments at cost	$19,467,927	$1,241,214,938
Repurchase agreement(s) at cost	3,636,299	119,645,419
Net unrealized appreciation (depreciation)	426,760	(3,964,979)

Investments at value	23,530,986	1,356,895,378
Cash	195	21,097
Due from brokers (Note 2)	—	7,415,000
Foreign currency at value (identified cost $0 and $3,111,502, respectively)	—	3,085,750
Receivable for Fund shares sold	135,334	8,096,566
Receivable from investment adviser (Note 6)	26,892	—
Receivable for securities sold	—	12,122
Collateral received for open forward foreign currency contracts, options/swaptions or swap agreements (Notes 2 and 4)	—	7,763,447
Dividends and interest receivable	18,044	7,143,821
Unrealized appreciation on bilateral swap agreements (Note 2)	—	1,171,569
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	6,121,170
Tax reclaims receivable	—	20,410
Receivable for variation margin on futures contracts (Note 2)	—	940,573
Receivable for variation margin on centrally cleared swap agreements (Note 2)	—	32,803
Unamortized upfront premiums paid on bilateral swap agreements (Note 2)	—	1,048,035
Fees receivable on swap agreements (Note 2)	—	7,338

TOTAL ASSETS	23,711,451	1,399,775,079

LIABILITIES
Options written, at value (premiums received $424,650 and $443,011, respectively) (Note 2)	357,910	169,075
Payable for securities purchased	2,370,281	19,328,138
Unrealized depreciation on bilateral swap agreements (Note 2)	—	1,091,886
Payable for Fund shares redeemed	—	2,067,798
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	1,957,351
Unamortized upfront premiums received on bilateral swap agreements (Note 2)	—	2,422,649
Due to brokers (Note 2)	—	7,763,447
Fees payable on swap agreements (Note 2)	—	7,694
Management fees payable (Note 6)	—	802,268
Deferred Trustees’ fees (Note 6)	2,278	62,884
Administrative fees payable (Note 6)	535	48,989
Payable to distributor (Note 6d)	46	9,802
Other accounts payable and accrued expenses	68,577	168,192

TOTAL LIABILITIES	2,799,627	35,900,173

NET ASSETS	$20,911,824	$1,363,874,906

NET ASSETS CONSIST OF:
Paid-in capital	$20,927,807	$1,412,020,378
Undistributed (Distributions in excess of) net investment income	(2,278)	6,428,340
Accumulated net realized loss on investments, futures contracts, options/swaptions written, swap agreements and foreign currency transactions	(507,205)	(51,726,907)
Net unrealized appreciation (depreciation) on investments, futures contracts, options/swaptions written, swap agreements and foreign currency translations	493,500	(2,846,905)

NET ASSETS	$20,911,824	$1,363,874,906

See accompanying notes to financial statements.

47  |

Statements of Assets and Liabilities (continued)

December 31, 2014

	Gateway Equity Call Premium Fund		Loomis Sayles Strategic Alpha Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$95,579		$104,055,520

Shares of beneficial interest	9,593		10,447,388

Net asset value and redemption price per share	$9.96		$9.96

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.57		$10.43

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,000		$71,214,856

Shares of beneficial interest	100		7,174,994

Net asset value and offering price per share	$9.97	*	$9.93

Class Y shares:
Net assets	$20,815,245		$1,188,604,530

Shares of beneficial interest	2,087,634		119,472,616

Net asset value, offering and redemption price per share	$9.97		$9.95

*	Net asset value calculations reflect fractional share and dollar amounts.

See accompanying notes to financial statements.

|  48

Statements of Operations

For the Year Ended December 31, 2014

	Gateway Equity Call Premium Fund (a)	Loomis Sayles Strategic Alpha Fund (b)
INVESTMENT INCOME
Interest	$28	$44,510,335
Dividends	60,612	5,631,648
Less net foreign taxes withheld	(27)	(66,968)

	60,613	50,075,015

Expenses
Management fees (Note 6)	20,243	8,848,129
Service and distribution fees (Note 6)	37	1,173,852
Administrative fees (Note 6)	1,333	546,169
Trustees’ fees and expenses (Note 6)	3,722	39,710
Transfer agent fees and expenses (Note 6)	275	778,284
Audit and tax services fees	40,714	84,918
Custodian fees and expenses	16,505	195,168
Legal fees	27	9,984
Registration fees	21,928	161,767
Shareholder reporting expenses	1,768	46,295
Miscellaneous expenses	3,797	42,056

Total expenses	110,349	11,926,332
Less waiver and/or expense reimbursement (Note 6)	(80,681)	—

Net expenses	29,668	11,926,332

Net investment income	30,945	38,148,683

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS/SWAPTIONS WRITTEN, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(112,549)	14,800,957
Futures contracts	—	(23,295,473)
Options/swaptions written	(395,341)	3,282,174
Swap agreements	—	(5,591,727)
Foreign currency transactions	—	9,385,502
Net change in unrealized appreciation (depreciation) on:
Investments	426,760	(8,779,112)
Futures contracts	—	(5,072,552)
Options/swaptions written	66,740	126,727
Swap agreements	—	1,921,098
Foreign currency translations	—	3,821,302

Net realized and unrealized loss on investments, futures contracts, options/swaptions written, swap agreements and foreign currency transactions	(14,390)	(9,401,104)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,555	$28,747,579

(a)	From commencement of operations on September 30, 2014 through December 31, 2014.
(b)	Includes a non-recurring dividend of $928,128.

See accompanying notes to financial statements.

49  |

Statements of Changes in Net Assets

	Gateway Equity Call Premium Fund	Loomis Sayles Strategic Alpha Fund
	Period Ended December 31, 2014(a)	Year Ended December 31, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$30,945	$38,148,683	$42,429,002
Net realized loss on investments, futures contracts, options/swaptions written, swap agreements and foreign currency transactions	(507,890)	(1,418,567)	(29,265,397)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options/swaptions written, swap agreements and foreign currency translations	493,500	(7,982,537)	(11,633,783)

Net increase in net assets resulting from operations	16,555	28,747,579	1,529,822

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(379)	(4,068,797)	(4,183,150)
Class C	(2)	(1,878,950)	(1,514,071)
Class Y	(54,347)	(37,780,827)	(22,714,766)

Total distributions	(54,728)	(43,728,574)	(28,411,987)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	20,949,997	139,284,341	620,354,079

Net increase in net assets	20,911,824	124,303,346	593,471,914
NET ASSETS
Beginning of the year	—	1,239,571,560	646,099,646

End of the year	$20,911,824	$1,363,874,906	$1,239,571,560

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(2,278)	$6,428,340	$(569,723)

(a)	From commencement of operations on September 30, 2014 through December 31, 2014.

See accompanying notes to financial statements.

|  50

Financial Highlights

For a share outstanding throughout each period.

Gateway Equity Call Premium Fund—Class A
Period Ended December 31, 2014*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized gain (loss)	(0.02)

Total from Investment Operations	0.00 (b)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)
Net realized capital gains	—

Total Distributions	(0.04)

Net asset value, end of the period	$9.96

Total return(c)(d)	0.00%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$96
Net expenses(e)(f)	1.20%
Gross expenses(f)	3.69%
Net investment income(f)	0.84%
Portfolio turnover rate	7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

Gateway Equity Call Premium Fund—Class C
Period Ended December 31, 2014*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.00 (b)
Net realized and unrealized gain (loss)	(0.01)

Total from Investment Operations	(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Net realized capital gains	—

Total Distributions	(0.02)

Net asset value, end of the period	$9.97

Total return(c)(d)	(0.12)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(e)(f)	1.95%
Gross expenses(f)	4.37%
Net investment income(f)	0.01%
Portfolio turnover rate	7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

Gateway Equity Call Premium Fund—Class Y
Period Ended December 31, 2014*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized gain (loss)	(0.01)

Total from Investment Operations	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)
Net realized capital gains	—

Total Distributions	(0.04)

Net asset value, end of the period	$9.97

Total return(b)	0.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20,815
Net expenses(c)(d)	0.95%
Gross expenses(d)	3.54%
Net investment income(d)	0.99%
Portfolio turnover rate	7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class A
	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Period Ended December 31, 2010*
Net asset value, beginning of the period	$10.06		$10.20	$9.34	$10.06		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	(b)	0.37	0.37	0.34		0.00	(c)
Net realized and unrealized gain (loss)	(0.07)		(0.28)	0.77	(0.75)		0.06

Total from Investment Operations	0.22		0.09	1.14	(0.41)		0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)		(0.23)	(0.28)	(0.31)		(0.00	)(c)
Net realized capital gains	—		—	—	(0.00	)(c)	—

Total Distributions	(0.32)		(0.23)	(0.28)	(0.31)		(0.00)

Net asset value, end of the period	$9.96		$10.06	$10.20	$9.34		$10.06

Total return(d)	2.24	%(b)	0.96%	12.24%	(3.90)%		0.41	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$104,056		$177,339	$80,704	$130,662		$2,465
Net expenses	1.10%		1.11%	1.12%	1.15	%(f)	1.30	%(g)(h)
Gross expenses	1.10%		1.11%	1.12%	1.15	%(f)	6.98	%(h)
Net investment income	2.90	%(b)	3.68%	3.77%	3.50%		0.86	%(h)
Portfolio turnover rate	87%		115%	116%	141%		39%

*	From commencement of operations on December 15, 2010 through December 31, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.28, total return would have been 2.14% and the ratio of net investment income to average net assets would have been 2.81%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class C
	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Period Ended December 31, 2010*
Net asset value, beginning of the period	$10.03		$10.16	$9.31	$10.05		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	(b)	0.30	0.30	0.28		0.00	(c)
Net realized and unrealized gain (loss)	(0.06)		(0.28)	0.76	(0.77)		0.05

Total from Investment Operations	0.15		0.02	1.06	(0.49)		0.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.15)	(0.21)	(0.25)		(0.00	)(c)
Net realized capital gains	—		—	—	(0.00	)(c)	—

Total Distributions	(0.25)		(0.15)	(0.21)	(0.25)		(0.00)

Net asset value, end of the period	$9.93		$10.03	$10.16	$9.31		$10.05

Total return(d)	1.47	%(b)	0.22%	11.44%	(4.69)%		0.31	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$71,215		$91,694	$67,748	$77,398		$563
Net expenses	1.85%		1.86%	1.87%	1.89	%(f)	2.05	%(g)(h)
Gross expenses	1.85%		1.86%	1.87%	1.89	%(f)	8.68	%(h)
Net investment income	2.13	%(b)	2.96%	3.05%	2.82%		0.24	%(h)
Portfolio turnover rate	87%		115%	116%	141%		39%

*	From commencement of operations on December 15, 2010 through December 31, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.21, total return would have been 1.37% and the ratio of net investment income to average net assets would have been 2.05%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class Y
	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011		Period Ended December 31, 2010*
Net asset value, beginning of the period	$10.05		$10.19	$9.33	$10.05		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31	(b)	0.40	0.41	0.37		0.00	(c)
Net realized and unrealized gain (loss)	(0.06)		(0.29)	0.76	(0.75)		0.05

Total from Investment Operations	0.25		0.11	1.17	(0.38)		0.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)		(0.25)	(0.31)	(0.34)		(0.00	)(c)
Net realized capital gains	—		—	—	(0.00	)(c)	—

Total Distributions	(0.35)		(0.25)	(0.31)	(0.34)		(0.00)

Net asset value, end of the period	$9.95		$10.05	$10.19	$9.33		$10.05

Total return	2.52	%(b)	1.19%	12.57%	(3.78)%		0.41	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,188,605		$970,539	$497,648	$273,335		$26,758
Net expenses	0.85%		0.86%	0.87%	0.90	%(e)	1.05	%(f)(g)
Gross expenses	0.85%		0.86%	0.87%	0.90	%(e)	5.37	%(g)
Net investment income	3.10	%(b)	3.92%	4.09%	3.81%		0.06	%(g)
Portfolio turnover rate	87%		115%	116%	141%		39%

*	From commencement of operations on December 15, 2010 through December 31, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.31, total return would have been 2.42% and the ratio of net investment income to average net assets would have been 3.03%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  56

Notes to Financial Statements

December 31, 2014

1.  Organization.  Gateway Trust and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Trust:

Gateway Equity Call Premium Fund

Natixis Funds Trust II:

Loomis Sayles Strategic Alpha Fund (the “Strategic Alpha Fund”)

The Gateway Equity Call Premium Fund commenced operations on September 30, 2014 via contribution to the Fund by Natixis Global Asset Management, L.P. (“Natixis US”) and affiliates of $5,002,000 and by Gateway Investment Advisers, LLC (“Gateway Advisers”) of $5,000,000.

The Gateway Equity Call Premium Fund is a diversified investment company. The Strategic Alpha Fund is a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Gateway Equity Call Premium Fund and 4.50% for Strategic Alpha Fund. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

57  |

Notes to Financial Statements (continued)

December 31, 2014

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Domestic exchange-traded single equity option contracts are valued at the mean of the National

|  58

Notes to Financial Statements (continued)

December 31, 2014

Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Exchange-traded index options are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value index options using the closing rotation values, published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s Net Asset Value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2014, written options of Gateway Equity Call Premium Fund were fair valued at $(357,910) using the closing rotation values published by the CBOE.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an

59  |

Notes to Financial Statements (continued)

December 31, 2014

accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a

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Notes to Financial Statements (continued)

December 31, 2014

foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  The Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as

61  |

Notes to Financial Statements (continued)

December 31, 2014

realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

g.  Swaptions.  The Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

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Notes to Financial Statements (continued)

December 31, 2014

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

h.  Swap Agreements.  The Funds may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or

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Notes to Financial Statements (continued)

December 31, 2014

loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

i.  Due to/from Brokers.  Transactions and positions in certain options, futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for forward foreign currency contracts, options and bilateral swap agreements and as initial margin for futures contracts and centrally cleared swap agreements. The due to brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash and securities received as collateral for forward foreign currency contracts, options, interest rate swaptions and bilateral swap agreements. In certain circumstances the Funds’ use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2014 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors

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Notes to Financial Statements (continued)

December 31, 2014

including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, return of capital and capital gain distributions received, distributions in excess of income and/or capital gains, non-deductible expenses, foreign currency gains and losses, deferred Trustees’ fees, defaulted bond adjustments, contingent payment debt instruments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, contingent payment debt instruments, defaulted and/or non-income producing securities, swap payable/receivable, wash sales, return of capital distributions received and forward foreign currency, options and futures contracts mark-to-market. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

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Notes to Financial Statements (continued)

December 31, 2014

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2014 and 2013 were as follows:

	2014 Distributions Paid From:			2013 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Gateway Equity Call Premium Fund	$54,728	$—	$54,728	$—	$—	$—
Strategic Alpha Fund	43,728,574	—	43,728,574	28,411,987	—	28,411,987

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Gateway Equity Call Premium Fund	Strategic Alpha Fund
Undistributed ordinary income	$—	$10,905,507

Total undistributed earnings	—	10,905,507

Capital loss carryforward:	—	—
Short-term:
No expiration date	(243,981)	(36,722,563)
Long-term:
No expiration date	(196,847)	(17,622,766)

Total capital loss carryforward	(440,828)	(54,345,329)

Unrealized appreciation (depreciation)	427,123	(4,132,857)

Total accumulated losses	$(13,705)	$(47,572,679)

l.  Loan Participations.  Strategic Alpha Fund may invest in loans to corporate, governmental or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan

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Notes to Financial Statements (continued)

December 31, 2014

agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchase assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the year, if any, are listed in each applicable Funds’ Schedule of Investments.

m.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2014, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

n.  Securities Lending.  The Strategic Alpha Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the year ended December 31, 2014, the Fund did not loan securities under this agreement.

o.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of

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December 31, 2014

their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2014, at value:

Gateway Equity Call Premium Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$19,894,687	$—	$—	$19,894,687
Short-Term Investments	—	3,636,299	—	3,636,299

Total	$19,894,687	$3,636,299	$—	$23,530,986

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(357,910)	$—	$(357,910)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2014, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

December 31, 2014

Strategic Alpha Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$157,138,166	$811,274	(b)	$157,949,440
ABS Other	—	11,872,771	20,098,815	(c)	31,971,586
Non-Agency Commercial Mortgage-Backed Securities	—	49,589,550	4,387,394	(d)	53,976,944
All Other Non-Convertible Bonds(a)	—	601,545,102	—		601,545,102

Total Non-Convertible Bonds	—	820,145,589	25,297,483		845,443,072

Convertible Bonds(a)	—	49,563,948	—		49,563,948

Total Bonds and Notes	—	869,709,537	25,297,483		895,007,020

Senior Loans(a)	—	210,075,921	—		210,075,921
Loan Participations(a)	—	—	2,657,911	(d)	2,657,911
Preferred Stocks
Convertible Preferred Stocks
Energy	—	2,023,954	—		2,023,954
REITs – Mortgage	—	3,986,816	—		3,986,816
All Other Convertible Preferred Stocks(a)	33,957,925	—	—		33,957,925

Total Convertible Preferred Stocks	33,957,925	6,010,770	—		39,968,695

Non-Convertible Preferred Stocks
Cable Satellite	—	4,191,500	—		4,191,500
All Other Non-Convertible Preferred Stocks(a)	9,516,027	—	—		9,516,027

Total Non-Convertible Preferred Stocks	9,516,027	4,191,500	—		13,707,527

Total Preferred Stocks	43,473,952	10,202,270	—		53,676,222

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Notes to Financial Statements (continued)

December 31, 2014

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$52,320,945	$—	$—	$52,320,945
Exchange Traded Funds	10,352,659	—	—	10,352,659
Purchased Swaptions(a)	—	370,983	—	370,983
Purchased Options(a)	249,900	3,138,614	—	3,388,514
Short-Term Investments	—	129,045,203	—	129,045,203

Total Investments	106,397,456	1,222,542,528	27,955,394	1,356,895,378

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	1,171,569	—	1,171,569
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	19,133	—	—	19,133
Forward Foreign Currency Contracts (unrealized appreciation)	—	6,121,170	—	6,121,170

Total	$106,416,589	$1,229,835,267	$27,955,394	$1,364,207,250

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(166,835)	$(2,240)	$—	$(169,075)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(1,091,886)	—	(1,091,886)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	(6,565)	—	—	(6,565)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(1,957,351)	—	(1,957,351)
Futures Contracts (unrealized depreciation)	(3,364,895)	—	—	(3,364,895)

Total	$(3,538,295)	$(3,051,477)	$—	$(6,589,772)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

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Notes to Financial Statements (continued)

December 31, 2014

Strategic Alpha Fund (continued)

(c)	Valued using broker-dealer bid prices ($13,807,962) or fair valued by the Fund’s adviser ($6,290,853).
(d)	Valued using broker-dealer bid prices.

A preferred stock valued at $2,290,849 was transferred from Level 1 to Level 2 during the period ended December 31, 2014. At December 31, 2013, this security was valued at the closing bid quotation in accordance with the Fund’s valuation policies. At December 31, 2014, this security was fair valued on the basis of evaluated bids furnished to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

December 31, 2014

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2013 and/or December 31, 2014:

Strategic Alpha Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$13,371	$269	$566,931
ABS Other	1,703,269	—	3,539	(14,617)	18,918,915
Airlines	6,428,650	—	155,058	(63,650)	—
Non-Agency Commercial Mortgage-Backed Securities	2,300,373	—	(486)	(14,461)	2,140,816
Loan Participations	—	—	(1,090)	(6,612)	2,810,925

Total	$10,432,292	$—	$170,392	$(99,071)	$24,437,587

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$(642,337)	$873,040	$—	$811,274	$269
ABS Other	(512,291)	—	—	20,098,815	3,427
Airlines	(6,520,058)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	(38,848)	—	—	4,387,394	(14,485)
Loan Participations	(145,312)	—	—	2,657,911	(6,612)

Total	$(7,858,846)	$873,040	$—	$27,955,394	$(17,401)

Debt securities valued at $873,040 were transferred from Level 2 to Level 3 during the period ended December 31, 2014. At December 31, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2014, these securities

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Notes to Financial Statements (continued)

December 31, 2014

were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements.

Gateway Equity Call Premium Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the period ended December 31, 2014, written index call options were used in accordance with this objective.

Strategic Alpha Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the year ended December 31, 2014, the Fund used forward foreign currency, futures and options contracts, swaptions and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

Strategic Alpha Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the year ended December 31, 2014, the Fund engaged in futures contracts and interest rate swaptions to manage duration and also used futures contracts for hedging purposes.

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Notes to Financial Statements (continued)

December 31, 2014

Strategic Alpha Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the year ended December 31, 2014, the Fund engaged in forward foreign currency and option transactions for hedging purposes.

Strategic Alpha Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the year ended December 31, 2014, the Fund engaged in credit default swap transactions as a protection buyer to hedge its credit exposure.

Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the year ended December 31, 2014, the Fund engaged in futures and option transactions for hedging purposes.

The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of December 31, 2014, as reflected within the Statements of Assets and Liabilities:

Liabilities	Options written at value
Exchange traded/cleared liability derivatives
Equity contracts	$(357,910)

Transactions in derivative instruments for Gateway Equity Call Premium Fund during the period December 31, 2014, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Options written
Equity contracts	$(395,341)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$66,740

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Notes to Financial Statements (continued)

December 31, 2014

The following is a summary of derivative instruments for Strategic Alpha Fund as of December 31, 2014, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[2]	Swap agreements at value[3]	Total
Over-the-counter asset derivatives
Interest rate contracts	$370,983	$—	$—	$—	$370,983
Foreign exchange contracts	3,138,614	6,121,170	—	—	9,259,784
Credit contracts	—	—	—	2,219,604	2,219,604

Total over-the-counter asset derivatives	$3,509,597	$6,121,170	$—	$2,219,604	$11,850,371

Exchange traded/ cleared asset derivatives
Equity contracts	$249,900	$—	$—	$—	$249,900
Credit contracts	—	—	—	2,094,083	2,094,083

Total exchange traded/cleared asset derivatives	$249,900	$—	$—	$2,094,083	$2,343,983

Total asset derivatives	$3,759,497	$6,121,170	$—	$4,313,687	$14,194,354

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]	Swap agreements at value[3]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,240)	$(1,957,351)	$—	$—	$(1,959,591)
Credit contracts	—	—	—	(3,514,535)	(3,514,535)

Total over-the-counter liability derivatives	$(2,240)	$(1,957,351)	$—	$(3,514,535)	$(5,474,126)

Exchange traded/cleared liability derivatives
Equity contracts	$(166,835)	$—	$(3,364,895)	$—	$(3,531,730)

Total exchange traded/cleared liability derivatives	$(166,835)	$—	$(3,364,895)	$—	$(3,531,730)

Total liability derivatives	$(169,075)	$(1,957,351)	$(3,364,895)	$(3,514,535)	$(9,005,856)

[1]	Represents purchased options/swaptions, at value.
[2]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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Notes to Financial Statements (continued)

December 31, 2014

[3]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) are reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for Strategic Alpha Fund during the year ended December 31, 2014 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[4]	Futures contracts	Options/ swaptions written	Swap agreements	Foreign currency transactions[5]
Interest rate contracts	$(4,240,210)	$(12,548,231)	$3,362,483	$518,496	$—
Foreign exchange contracts	4,018,226	—	—	—	10,473,689
Credit contracts	—	—	—	(6,110,223)	—
Equity contracts	700,052	(10,747,242)	(80,309)	—	—

Total	$478,068	$(23,295,473)	$3,282,174	$(5,591,727)	$10,473,689

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[4]	Futures contracts	Options/ swaptions written	Swap agreements	Foreign currency translations[5]
Interest rate contracts	$(1,121,575)	$(3,964,303)	$(147,209)	$—	$—
Foreign exchange contracts	1,634,492	—	263,760	—	3,803,742
Credit contracts	—	—	—	1,921,098	—
Equity contracts	(857,709)	(1,108,249)	10,176	—	—

Total	$(344,792)	$(5,072,552)	$126,727	$1,921,098	$3,803,742

[4]	Represents realized gain/loss and change in unrealized appreciation (depreciation), respectively, for purchased options/swaptions during the period.
[5]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity, as a percentage of investments in common stocks, for Gateway Equity Call Premium Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for period ended December 31, 2014:

Gateway Equity Call Premium Fund	Call Options Written*
Average Notional Amount Outstanding	99.30%
Highest Notional Amount Outstanding	99.52%
Lowest Notional Amount Outstanding	98.80%
Notional Amount Outstanding as of December 31, 2014	99.35%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

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Notes to Financial Statements (continued)

December 31, 2014

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Strategic Alpha Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the year ended December 31, 2014:

Strategic Alpha Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	26.28%	19.07%	6.00%	2.25%
Highest Notional Amount Outstanding	34.62%	26.14%	11.97%	13.99%
Lowest Notional Amount Outstanding	16.45%	5.82%	0.23%	0.00%
Notional Amount Outstanding as of December 31, 2014	33.07%	5.82%	4.82%	0.00%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The volume of option contract activity, as a percentage of net assets for Strategic Alpha Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the year ended December 31, 2014:

Strategic Alpha Fund	Call Options Purchased*	Put Options Purchased*	Call Options Written*	Put Options Written*
Average Market Value of Underlying Instruments	2.85%	4.43%	0.72%	1.57%
Highest Market Value of Underlying Instruments	8.05%	18.03%	3.37%	5.37%
Lowest Market Value of Underlying Instruments	0.00%	3.54%	0.00%	0.00%
Market Value of Underlying Instruments as of December 31, 2014	1.96%	2.74%	1.23%	5.37%

*	Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security, for currencies by multiplying par value by the strike price and dividing by the foreign currency exchange rate and for futures by multiplying the number of contracts by the contract multiplier by the price of the underlying futures contract.

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Notes to Financial Statements (continued)

December 31, 2014

The volume of interest rate swaption activity, as a percentage of net assets for Strategic Alpha Fund, based on average premiums paid or received during the period, including long and short positions at absolute value, was as follows for the year ended December 31, 2014:

Strategic Alpha Fund	Interest Rate Call Swaptions Written	Interest Rate Put Swaptions Purchased	Interest Rate Call Swaptions Purchased
Average Premium Paid/Received	0.16%	0.02%	0.26%
Highest Premium Paid/Received	0.31%	0.03%	0.47%
Lowest Premium Paid/Received	0.00%	0.00%	0.00%
Premium Paid/Received as of December 31, 2014	0.00%	0.03%	0.05%

The following is a summary of Gateway Equity Call Premium Fund’s written option activity:

Gateway Equity Call Premium Fund	Number of Contracts	Premiums
Options written	258	$933,237
Options terminated in closing purchase transactions	(157)	(501,850)
Options expired	(5)	(6,737)

Outstanding at December 31, 2014	96	$424,650

The following is a summary of Strategic Alpha Fund’s written option activity (excluding foreign currency options and interest rate swaptions):

Strategic Alpha Fund	Number of Contracts	Premiums
Outstanding at December 31, 2013	—	$—
Options written	37,523	1,937,981
Options terminated in closing purchase transactions	(25,264)	(1,760,970)

Outstanding at December 31, 2014	12,259	$177,011

The following is a summary of Strategic Alpha Fund’s foreign currency written option activity:

Strategic Alpha Fund	Units of Currency	Premiums
Outstanding at December 31, 2013	—	$—
Options written	70,000,000	266,000
Options terminated in closing purchase transactions	—	—

Outstanding at December 31, 2014	70,000,000	$266,000

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Notes to Financial Statements (continued)

December 31, 2014

The following is a summary of Strategic Alpha Fund’s written interest rate swaption activity:

Strategic Alpha Fund	Notional Amount	Premiums
Outstanding at December 31, 2013	$114,500,000	$3,740,334
Swaptions written	—	—
Swaptions terminated in closing purchase transactions	(114,500,000)	(3,740,334)

Outstanding at December 31, 2014	$—	$—

OTC derivatives, including forward foreign currency contracts, options, interest rate swaptions and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of December 31, 2014, gross amounts of OTC derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Strategic Alpha Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$2,724,175	$(868,609)	$1,855,566	$(1,460,000)	$395,566
Barclays Bank PLC	45,362	(45,362)	—	—	—
Citibank N.A.	2,398,625	(875,907)	1,522,718	(1,522,718)	—
Credit Suisse International	5,669,912	(962,482)	4,707,430	(4,410,000)	297,430
Deutsche Bank AG	1,012,297	(595,005)	417,292	(313,447)	103,845

	$11,850,371	$(3,347,365)	$8,503,006	$(7,706,165)	$796,841

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Notes to Financial Statements (continued)

December 31, 2014

Strategic Alpha Fund (continued)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(868,609)	$868,609	$—	$—	$—
Barclays Bank PLC	(421,320)	45,362	(375,958)	310,000	(65,958)
Citibank N.A.	(875,907)	875,907	—	—	—
Credit Suisse International	(962,482)	962,482	—	—	—
Deutsche Bank AG	(595,005)	595,005	—	—	—
JPMorgan Chase Bank N.A.	(1,576,261)	—	(1,576,261)	1,576,261	—
Morgan Stanley Capital Services, Inc.	(174,542)	—	(174,542)	—	(174,542)

	$(5,474,126)	$3,347,365	$(2,126,761)	$1,886,261	$(240,500)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement

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Notes to Financial Statements (continued)

December 31, 2014

of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2014:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Strategic Alpha Fund	$24,183,631	$11,243,840

These amounts include cash and U.S. government and agency securities received as collateral of $7,763,447. U.S. government and agency securities received as collateral are valued in accordance with the Fund’s valuation policies and are recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the year ended December 31, 2014, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Gateway Equity Call Premium Fund	$20,545,828	$965,353
Strategic Alpha Fund	1,029,937,591	943,694,542

For the year ended December 31, 2014, purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) by Strategic Alpha Fund were $36,128,203 and $46,577,958, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.65%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is the investment adviser to Strategic Alpha Fund. Loomis Sayles’ general partner is indirectly owned by Natixis US. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.70% of the Fund’s average daily net assets, calculated daily and payable monthly.

81  |

Notes to Financial Statements (continued)

December 31, 2014

Gateway Advisers and Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until April 30, 2016 for Gateway Equity Call Premium Fund and April 30, 2015 for Strategic Alpha Fund and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the year ended December 31, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class Y
Gateway Equity Call Premium Fund	1.20%	1.95%	0.95%
Strategic Alpha Fund	1.30%	2.05%	1.05%

Gateway Advisers and Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the year ended December 31, 2014, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Gateway Equity Call Premium Fund	$20,243	$20,243	$—	0.65%	—
Strategic Alpha Fund	8,848,129	—	8,848,129	0.70%	0.70%

[1]	Management fee waivers are subject to possible recovery until December 31, 2015.

In addition, the investment adviser reimbursed non-class-specific expenses of Gateway Equity Call Premium Fund in the amount of $60,438 for the period ended December 31, 2014. This expense reimbursement is subject to possible recovery until December 31, 2015.

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Notes to Financial Statements (continued)

December 31, 2014

No expenses were recovered for either Fund during the year ended December 31, 2014 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the year ended December 31, 2014, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C		Class C
Gateway Equity Call Premium Fund	$35	$—	(a)	$2
Strategic Alpha Fund	363,790	202,516		607,546

(a)	Amount rounds to less than $1.00.

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the

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Notes to Financial Statements (continued)

December 31, 2014

Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the year ended December 31, 2014, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Gateway Equity Call Premium Fund	$1,333
Strategic Alpha Fund	546,169

Prior to July 1, 2014, each Fund paid NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers.

For the year ended December 31, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Gateway Equity Call Premium Fund	$103
Strategic Alpha Fund	741,438

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Notes to Financial Statements (continued)

December 31, 2014

As of December 31, 2014, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Equity Call Premium Fund	$46
Strategic Alpha Fund	9,802

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the year ended December 31, 2014 were as follows:

Fund	Commissions
Strategic Alpha Fund	$58,106

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective January 1, 2015, the chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based

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Notes to Financial Statements (continued)

December 31, 2014

on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees on the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  At December 31, 2014, Natixis US and affiliates and Gateway Advisers held shares of Gateway Equity Call Premium Fund representing 9.40% and 23.94% of the Fund’s net assets, respectively. Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Payment by Affiliates.  For the year ended December 31, 2014, Loomis Sayles reimbursed Strategic Alpha Fund $5,875 for losses incurred in connection with a trading error.

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the year ended December 31, 2014, the Strategic Alpha Fund had no borrowings under this agreement. The agreement became effective for the Equity Call Premium Fund on January 8, 2015.

8.  Concentration of Risk.  The Funds’ investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Strategic Alpha Fund is non-diversified, which means it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2014, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on

|  86

Notes to Financial Statements (continued)

December 31, 2014

accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of >5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Gateway Equity Call Premium Fund	1	56.61%	33.34%	89.95%
Strategic Alpha Fund	3	41.44%	—	41.44%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Period Ended December 31, 2014(a)
Gateway Equity Call Premium Fund	Shares	Amount
Class A
Issued from the sale of shares	9,653	$95,980
Issued in connection with the reinvestment of distributions	38	379
Redeemed	(98)	(980)

Net change	9,593	$95,379

Class C
Issued from the sale of shares	101	$1,011
Issued in connection with the reinvestment of distributions	— (b)	2
Redeemed	(1)	(10)

Net change	100	$1,003

Class Y
Issued from the sale of shares	2,437,927	$24,313,859
Issued in connection with the reinvestment of distributions	4,090	40,780
Redeemed	(354,383)	(3,501,024)

Net change	2,087,634	$20,853,615

Increase (decrease) from capital share transactions	2,097,327	$20,949,997

(a)	From commencement of operations on September 30, 2014 through December 31, 2014.
(b)	Amount rounds to less than one share.

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Notes to Financial Statements (continued)

December 31, 2014

10.  Capital Shares (continued).

	Year Ended December 31, 2014		Year Ended December 31, 2013
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,289,877	$33,285,385	19,193,046	$197,179,839
Issued in connection with the reinvestment of distributions	314,559	3,151,241	355,486	3,564,612
Redeemed	(10,780,235)	(109,403,574)	(9,839,761)	(99,155,890)

Net change	(7,175,799)	$(72,966,948)	9,708,771	$101,588,561

Class C
Issued from the sale of shares	652,702	$6,559,344	6,543,786	$67,379,172
Issued in connection with the reinvestment of distributions	120,066	1,196,499	97,192	971,450
Redeemed	(2,740,650)	(27,590,387)	(4,163,033)	(41,773,151)

Net change	(1,967,882)	$(19,834,544)	2,477,945	$26,577,471

Class Y
Issued from the sale of shares	53,741,784	$543,162,597	88,033,948	$900,107,320
Issued in connection with the reinvestment of distributions	2,470,530	24,696,717	1,447,322	14,486,878
Redeemed	(33,268,929)	(335,773,481)	(41,806,087)	(422,406,151)

Net change	22,943,385	$232,085,833	47,675,183	$492,188,047

Increase (decrease) from capital share transactions	13,799,704	$139,284,341	59,861,899	$620,354,079

|  88

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gateway Trust and Natixis Funds Trust II and Shareholders of Gateway Equity Call Premium Fund and Loomis Sayles Strategic Alpha Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gateway Equity Call Premium Fund, a series of Gateway Trust; and Loomis Sayles Strategic Alpha Fund, a series of Natixis Funds Trust II (the “Fund”), at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 23, 2015

89  |

2014 U.S. Tax Distribution Information to Shareholders (Unaudited)

Corporate Dividends Received Deduction.  For the fiscal year ended December 31, 2014, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

Fund	Qualifying Percentage
Gateway Equity Call Premium	100.00%
Strategic Alpha	4.67%

Qualified Dividend Income.  A percentage of dividends distributed by the Funds during the fiscal year ended December 31, 2014 are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. These percentages are noted below:

Fund	Qualifying Percentage
Gateway Equity Call Premium	86.99%
Strategic Alpha	11.32%

|  90

Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis Funds Trust II and Gateway Trust (the “Trusts”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Funds’ Statement of Additional Information includes additional information about the trustees of the Trusts and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Trustee since 2008 Chairperson of the Audit Committee and Governance Committee Member	Retired	42 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2013 Contract Review Committee Member	Chief Executive Officer of Bob’s Discount Furniture (retail)	42 Formerly, Director, BJ’s Wholesale Club (retail); formerly, Director, Citizens Financial Group (bank)	Experience on the Board and significant experience on the boards of other business organizations (including at a retail company and a bank); executive experience (including at a retail company)

91  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Richard A. Goglia (1951)	Trustee since 2015 Audit Committee Member	Vice President and Treasurer of Raytheon Company (defense)	42 None	Experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Audit Committee Member and Governance Committee Member	Director of Abt Associates Inc. (research and consulting)	42 Director, Eastern Bank (bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

|  92

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Martin T. Meehan (1956)	Trustee since 2012 Contract Review Committee Member	Chancellor and faculty member, University of Massachusetts Lowell	42 None	Experience on the Board and on the boards of other business organizations; experience as Chancellor of the University of Massachusetts Lowell; government experience (including as a member of the U.S. House of Representatives); academic experience

Sandra O. Moose (1942)

Chairperson of the Board of Trustees since November 2005

Trustee since 1993 for Natixis Funds Trust II and since 2007 for Gateway Trust

Ex Officio member of the Audit Committee, the Contract Review Committee and the Governance Committee

		President, Strategic Advisory Services (management consulting)	42 Director, AES Corporation (international power company); formerly, Director, Verizon Communications (telecommunications company)	Significant experience on the Board and on the boards of other business organizations (including at a telecommunications company, an international power company and a specialty chemicals corporation); executive experience (including at a management consulting company)

93  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Erik R. Sirri (1958)	Trustee since 2009 Audit Committee Member	Professor of Finance at Babson College	42 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Chairperson of the Contract Review Committee and Governance Committee Member	Retired	42 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

Cynthia L. Walker (1956)	Trustee since 2005 for Natixis Funds Trust II and since 2007 for Gateway Trust Chairperson of the Governance Committee and Contract Review Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	42 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

|  94

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES

Robert J. Blanding[3] (1947) 555 California Street San Francisco, CA 94104	Trustee since 2003 for Natixis Funds Trust II and since 2007 for Gateway Trust	Chairman and Chief Executive Officer (formerly, President), Loomis, Sayles & Company, L.P.	42 None	Significant experience on the Board; continuing service as Chairman and Chief Executive Officer of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.	42 None	Experience on the Board; continuing service as President and Chief Executive Officer of NGAM Advisors, L.P.

John T. Hailer[5] (1960)	Trustee since 2000 for Natixis Funds Trust II and since 2007 for Gateway Trust	President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.	42 None	Significant experience on the Board; continuing service as President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

[1]

Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term. Ms. Moose was appointed to serve an additional three-year term as the Chairperson of the Board on December 13, 2013.

[2]

The trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”).

[3]

Mr. Blanding is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: Chairman and Chief Executive Officer of Loomis, Sayles & Company, L.P. and Director of Loomis Sayles Investment Asia Pte., Ltd.

[4]

Mr. Giunta is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President and Chief Executive Officer of NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

[5]

Mr. Hailer is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President and Chief Executive Officer – U.S. and Asia, Natixis Global Asset Management, L.P.

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Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trusts	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004 for Natixis Funds Trust II and since 2007 for Gateway Trust	Executive Vice President, General Counsel, Secretary and Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007 for Natixis Funds Trust II and since 2007 for Gateway Trust	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004 for Natixis Funds Trust II and since 2007 for Gateway Trust	Senior Vice President, NGAM Advisors, L.P. and NGAM Distribution, L.P.

[1]

Each officer of the Trusts serves for an indefinite term in accordance with the Trusts’ current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with NGAM Distribution, L.P., NGAM Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

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Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Kenneth A. Drucker, Mr. Richard A. Goglia, Mr. Wendell J. Knox and Mr. Erik R. Sirri are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided as reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	1/1/13- 12/31/13	1/1/14- 12/31/14	1/1/13- 12/31/13	1/1/14- 12/31/14	1/1/13- 12/31/13	1/1/14- 12/31/14	1/1/13- 12/31/13	1/1/14- 12/31/14
Gateway Trust	$57,900	$72,444	$1,104	$1,238	$8,364	$16,978	$—	$—

1.	Audit-related fees consist of:

2013 & 2014– performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2013 & 2014 – review of the Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during 2013 and 2014 were $9,468 and $18,216 respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth fees billed by the Registrant’s principal accountant for non-audit services rendered to Gateway Investment Advisers, LLC and entities controlling, controlled by or under common control with Gateway Investment Advisers, LLC (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	1/1/13- 12/31/13	1/1/14- 12/31/14	1/1/13- 12/31/13	1/1/14- 12/31/14	1/1/13- 12/31/13	1/1/14- 12/31/14
Control Affiliates	$—	$—	$—	$—	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Gateway Investment Advisers, LLC and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	1/1/13- 12/31/13	1/1/14- 12/31/14
Control Affiliates	$2,000	$90,546

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-2(a)], filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2015

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 23, 2015